UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6382
                                                     ---------------------

               Nuveen Florida Quality Income Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: June 30
                                           ------------------

                  Date of reporting period: December 31, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT December 31, 2004

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                NUVEEN FLORIDA INVESTMENT QUALITY MUNICIPAL FUND
                                                                             NQF

                                    NUVEEN FLORIDA QUALITY INCOME MUNICIPAL FUND
                                                                             NUF

                            NUVEEN INSURED FLORIDA PREMIUM INCOME MUNICIPAL FUND
                                                                             NFL

                        NUVEEN INSURED FLORIDA TAX-FREE ADVANTAGE MUNICIPAL FUND
                                                                             NWF

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DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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

Timothy R. Schwertfeger
Chairman of the Board

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Chairman's
     LETTER TO SHAREHOLDERS

I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Managers' Perspective and Performance Overview sections of this report.

As I noted in my last letter to you, our conversations with financial advisors and investors suggest that many of you may be wondering whether long-term interest rates will soon begin to rise substantially, how high they might go, and whether that makes this a good time to adjust your holdings of fixed-income investments. We can't answer that question for you - no one knows what the future will bring.


"OUR MISSION CONTINUES TO BE TO ASSIST YOU AND YOUR FINANCIAL ADVISOR BY OFFERING INVESTMENT SERVICES AND PRODUCTS THAT CAN HELP YOU TO SECURE YOUR FINANCIAL OBJECTIVES."


From our experience, what we do know is that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in achieving your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As in past reports, I'd also like to direct your attention to the inside front cover, which explains the quick and easy process to begin receiving these Fund reports via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

February 15, 2005

Nuveen Florida Municipal Closed-End Exchange-Traded Funds
(NQF, NUF, NFL, NWF)

Portfolio Managers'
        PERSPECTIVE


Portfolio managers Dan Solender and Cathryn Steeves discuss key investment strategies and the semiannual performance of these four Florida Funds. With thirteen years of investment experience, including nine at Nuveen, Dan assumed portfolio management responsibility for NQF and NUF in November 2003 and for NFL and NWF in May 2004. In January 2005, Dan turned over management responsibility for NQF and NUF to Cathryn, who has been with Nuveen since 1996.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED DECEMBER 31, 2004?

Between June and December 2004, the Federal Reserve announced five quarter-point increases in the fed funds rate, raising this short-term interest rate benchmark to 2.25% from 1%. (On February 2, 2005, after the close of this reporting period, the Federal Reserve raised the fed funds rate by another 0.25% to 2.50%.) At the same time, long-term municipal interest rates trended lower. In this flattening yield curve environment, our focus centered on finding bonds that we believed had the potential to add value to the Funds' portfolios and perform well under a variety of market scenarios.

In general, our purchase activity over this period centered on securities in the intermediate part of the yield curve (that is, bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds with less inherent interest rate risk (the risk that the value of a Fund's portfolio will decline if market interest rates rise, since bond prices move in the opposite direction of interest rates).

In addition, in NQF and NUF we took advantage of opportunities to selectively trim some of our nonrated holdings, particularly nonrated multifamily housing bonds. We then reinvested the proceeds from these sales largely into insured credits. Because lower-rated bonds performed well in 2004, demand -- and bids -- for these bonds improved, and we were able to obtain what we believed were attractive prices for the bonds we sold, while also reducing some of our more concentrated positions and improving the Funds' diversification. At the same time, our purchases of insured bonds enhanced the overall credit quality of these Funds' portfolios.

One of our longer-term goals is to position each of these Funds so that they provide return variability and interest rate risk exposure roughly comparable to the variability and risk of the markets in which they invest. As one strategy to reach this goal for NWF, we attempted to manage some of its inherent interest rate risk by utilizing interest rate swaps to hedge some of this risk. Our only objective with this hedge was to reduce the duration of the Fund without having a negative impact on its income stream or dividend-paying capability over the short-term. The cost of the hedge is reflected as an addition or subtraction from the Fund's net asset value as the value of the hedge fluctuates. While the hedge position did mitigate some of the Fund's exposure to interest rate risk, it had a negative impact on the Fund's performance for the period ended December 31, 2004, because long-term interest rates fell and bond prices rose during the period in which the hedge was in place. However, this loss in value was at least partly offset by the fact that some of the municipal bonds in the Fund's portfolio, because they had longer-than-target durations, increased in value by more as a result of these interest rate decreases than they would have if the they had had durations closer to the target.

HOW DID THE FUNDS PERFORM?

Individual results for the Funds, as well as for comparative indexes, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 12/31/04

FLORIDA FUNDS                     6-MONTH    1-YEAR     5-YEAR     10-YEAR
--------------------------------------------------------------------------------
NQF                                 7.73%     6.42%      9.16%      7.50%
--------------------------------------------------------------------------------
NUF                                 8.22%     6.82%      8.54%      7.56%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index1                         5.19%     4.48%      7.20%      7.06%
--------------------------------------------------------------------------------
Lipper Florida
Municipal Debt
Funds average2                      7.47%     5.62%      9.03%      7.84%
--------------------------------------------------------------------------------

INSURED FLORIDA FUNDS
--------------------------------------------------------------------------------
NFL                                 7.45%     5.36%      9.55%      8.65%
--------------------------------------------------------------------------------
NWF                                 8.27%     5.75%      NA         NA
--------------------------------------------------------------------------------
Lehman Brothers
Insured Municipal
Bond Index1                         5.43%     4.54%      7.70%      7.31%
--------------------------------------------------------------------------------
Lipper Florida
Municipal Debt
Funds average2                      7.47%     5.62%      9.03%      7.84%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years and ten years are annualized.

Past performance does not guarantee future results. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds, while the Lehman Insured Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of insured municipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The Lipper Florida Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 18 funds; 1 year, 18 funds; 5 years, 12 funds; and 10 years, 10 funds. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended December 31, 2004, the cumulative returns on NAV for NQF and NUF outperformed the return on the Lehman Brothers Municipal Bond Index, while the two insured Funds -- NFL and NWF -- beat the return on the Lehman Brothers Insured Municipal Bond Index. NQF, NUF and NWF also outperformed the average return for the Lipper Florida peer group for this period, while NFL performed in line with this measure.

One of the primary factors benefiting the six-month performances of these Funds relative to the two unmanaged Lehman Brothers indexes was the Funds' use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, especially during periods of rising interest rates, this strategy can also provide opportunities for additional income and total returns for common shareholders when short-term interest rates remain relatively low and long-term rates fall or remain relatively constant, as they did during this reporting period.

As discussed earlier, one of our key strategies over this six-month period involved working to enhance the Funds' yield curve positioning by purchasing intermediate-term bonds. As a result of this effort, we believe that all of these Funds were relatively well positioned for the rate environment of this period. This also played a role in their outperformance relative to the Lehman indexes. In contrast, NFL had a relatively large exposure to shorter duration securities over this period. This detracted somewhat from its performance.

Among the Funds' holdings making positive contributions to their cumulative returns during this six-month period were healthcare sector bonds, especially hospital credits. This sector ranked second in terms of performance among the Lehman municipal revenue sectors for this six-month period. NQF and NUF in particular benefited from the strong performance of hospital credits, including holdings such as Orange County Health for Adventist Health System and Pinellas County for Baycare Health System.

Both NQF and NUF also benefited from their allocations of lower quality bonds, which generally outperformed other credit quality sectors as the economy improved. Among these holdings, NQF held a 1% position in bonds issued by Puerto Rico and backed by the 1998 master tobacco settlement agreement. These bonds produced exceptionally strong results during this period, as the litigation environment seemed to improve and a relative lack of supply faced continued strong demand.

NWF, which can invest up to 20% of its assets in uninsured investment-grade quality securities, saw its performance for the 6-month period enhanced by its allocation to AA and A rated bonds (2% and 9%, respectively, as of December 31, 2004).

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

As short-term interest rates remained relatively low throughout this reporting period, the leveraged structures of these four Funds continued to help support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates these Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. This strategy helped to maintain the dividend of NFL throughout the reporting period. However, as part of our efforts to reduce credit risk in NQF and NUF during this period, we sold selected lower-rated bonds with higher embedded yields in order to increase the Funds' weightings in insured credits. This reduced these Funds' income streams and led to a dividend cut in each Fund in December 2004. In NWF, which was initially invested during the low interest rate environment of late 2002, continued relatively low intermediate- and long-term rates over the past two years have meant fewer opportunities to make trades that would enhance this Fund's income. This necessitated two dividend cuts in NWF as short-term rates rose during this reporting period.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of December 31, 2004, NQF, NUF and NFL had positive UNII balances for both financial statement and tax purposes. NWF had a negative UNIIbalances for both financial statement and tax purposes.

As of December 31, 2004, the Funds were trading at premiums or discounts to their net asset values as shown in the accompanying chart.

FUND                 12/31 PREM/DISC         PERIOD AVG. PREM/DISC
--------------------------------------------------------------------------------
NQF                      -1.49%                     0.14%
--------------------------------------------------------------------------------
NUF                       0.19%                    -1.84%
--------------------------------------------------------------------------------
NFL                      -0.50%                    -3.01%
--------------------------------------------------------------------------------
NWF                      -6.56%                    -1.64%
--------------------------------------------------------------------------------

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF DECEMBER 31, 2004?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of December 31, 2004, NQF and NUF continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA comprising 84% of NQF's portfolio and 80% in NUF. NFL continued to be 100% invested in insured and/or U.S. guaranteed securities, while NWF, which can invest up to 20% of its assets in uninsured investment-grade quality securities, had allocated 88% of its portfolio to insured bonds as of December 31, 2004.

At the end of December 2004, potential call exposure in these four Funds during 2005 and 2006 ranged from 0% in NWF to 8% in both NQF and NUF to 14% in NFL. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Nuveen Florida Investment Quality Municipal Fund
NQF

Performance
     OVERVIEW  As of December 31, 2004

NQF

Pie Chart:
Credit Quality
(as a % of total investments)
AAA/U.S. Guaranteed              71%
AA                               13%
A                                10%
BBB                               4%
NR                                2%

Bar Chart:
2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                           0.0845
Feb                           0.0845
Mar                           0.0845
Apr                           0.0845
May                           0.0845
Jun                           0.0845
Jul                           0.0845
Aug                           0.0845
Sep                           0.0845
Oct                           0.0845
Nov                           0.0845
Dec                           0.0815

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/04                        16.5
                              16.43
                              16.58
                              16.6
                              16.6
                              16.77
                              16.97
                              17.08
                              17
                              17.12
                              17.23
                              17.03
                              17.1
                              17.2
                              16.95
                              16.92
                              17.05
                              17.08
                              16.84
                              16.82
                              16.82
                              16.57
                              16.62
                              16.62
                              16.65
                              16.74
                              16.73
                              16.73
                              16.68
                              16.64
                              16.72
                              16.78
                              16.9
                              16.85
                              16.98
                              16.99
                              16.96
                              16.89
                              16.96
                              16.95
                              16.95
                              16.93
                              16.95
                              17.03
                              16.75
                              16.86
                              16.92
                              16.89
                              16.8
                              16.8
                              16.84
                              16.88
                              16.78
                              16.81
                              16.87
                              16.8
                              16.87
                              16.85
                              16.87
                              16.86
                              16.84
                              17.05
                              17.03
                              17
                              17
                              16.88
                              16.7
                              16.28
                              16.08
                              16.01
                              15.8
                              15.28
                              15.01
                              15.03
                              15.1
                              15.39
                              15.3
                              14.95
                              15.12
                              14.93
                              14.64
                              14.44
                              14.13
                              14.21
                              14.27
                              14.47
                              14.31
                              14.3
                              14.2
                              13.98
                              13.51
                              13.85
                              14.02
                              14.12
                              13.99
                              14.13
                              14.03
                              13.99
                              14.2
                              14.2
                              14.11
                              14.33
                              14.32
                              14.31
                              14.43
                              14.43
                              14.37
                              14.4
                              14.4
                              14.46
                              14.26
                              14.5
                              14.51
                              14.42
                              14.28
                              14.2
                              14.08
                              13.93
                              14.01
                              13.99
                              13.98
                              13.96
                              14.18
                              14.13
                              14.01
                              14.04
                              14.03
                              14.34
                              14.42
                              14.35
                              14.45
                              14.48
                              14.62
                              14.61
                              14.74
                              14.6
                              14.69
                              14.68
                              14.65
                              14.82
                              14.67
                              14.62
                              14.63
                              14.69
                              14.77
                              14.64
                              14.82
                              14.8
                              14.8
                              14.8
                              14.87
                              14.91
                              14.81
                              15.06
                              15.07
                              15.02
                              15.032
                              15.04
                              15.29
                              15.07
                              15.19
                              15.19
                              15.18
                              15.25
                              15.48
                              15.55
                              15.85
                              15.79
                              15.53
                              15.61
                              15.73
                              15.46
                              15.4
                              15.48
                              15.5
                              15.47
                              15.59
                              15.7
                              15.76
                              15.77
                              15.75
                              15.7
                              15.51
                              15.31
                              15.29
                              15.41
                              15.43
                              15.34
                              15.46
                              15.55
                              15.34
                              15.33
                              15.22
                              15.4
                              15.41
                              15.4
                              15.68
                              15.94
                              15.75
                              15.72
                              15.56
                              15.7
                              15.7
                              15.66
                              15.59
                              15.74
                              15.95
                              15.81
                              15.79
                              15.76
                              15.73
                              15.7
                              15.73
                              15.73
                              15.81
                              16.11
                              16.15
                              16.37
                              15.99
                              15.68
                              15.62
                              15.59
                              15.58
                              15.67
                              15.7
                              15.71
                              15.66
                              15.73
                              15.67
                              15.49
                              15.53
                              15.45
                              15.64
                              15.52
                              15.39
                              15.45
                              15.25
                              15.37
                              15.24
                              15.33
                              15.25
                              15.3
                              15.27
                              15.3
                              15.27
                              15.45
                              15.14
                              15.26
                              15.32
                              15.19
                              15.13
                              15.1
                              15.14
                              15.05
                              15.05
                              15.17
12/31/04                      15.21

FUND SNAPSHOT
------------------------------------
Share Price                   $15.21
------------------------------------
Common Share
Net Asset Value               $15.44
------------------------------------
Premium/(Discount) to NAV     -1.49%
------------------------------------
Market Yield                   6.43%
------------------------------------
Taxable-Equivalent Yield1      8.93%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $255,825
------------------------------------
Average Effective
Maturity on Securities (Years) 17.48
------------------------------------
Leverage-Adjusted Duration      9.16
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/21/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   12.02%         7.73%
------------------------------------
1-Year         -2.18%         6.42%
------------------------------------
5-Year         10.13%         9.16%
------------------------------------
10-Year         8.21%         7.50%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         23.2%
------------------------------------
Transportation                 16.4%
------------------------------------
Healthcare                     13.2%
------------------------------------
U.S. Guaranteed                 9.9%
------------------------------------
Utilities                       9.4%
------------------------------------
Water and Sewer                 8.3%
------------------------------------
Tax Obligation/General          7.9%
------------------------------------
Other                          11.7%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

Nuveen Florida Quality Income Municipal Fund
NUF

Performance
     OVERVIEW  As of December 31, 2004

Pie Chart:
Credit Quality
(as a % of total investments)
AAA/U.S. Guaranteed              68%
AA                               12%
A                                14%
BBB                               4%
NR                                2%

Bar Chart:
2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                            0.083
Feb                            0.083
Mar                            0.083
Apr                            0.083
May                            0.083
Jun                            0.083
Jul                            0.083
Aug                            0.083
Sep                            0.083
Oct                            0.083
Nov                            0.083
Dec                             0.08

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/04                        16.22
                              16.36
                              16.46
                              16.37
                              16.57
                              16.69
                              16.55
                              16.51
                              16.65
                              16.47
                              16.9
                              16.66
                              16.65
                              16.65
                              16.61
                              16.75
                              16.78
                              16.81
                              16.65
                              16.64
                              16.64
                              16.49
                              16.39
                              16.4
                              16.35
                              16.52
                              16.51
                              16.6
                              16.45
                              16.47
                              16.54
                              16.5
                              16.6
                              16.57
                              16.4
                              16.25
                              16.26
                              16.32
                              16.36
                              16.58
                              16.58
                              16.82
                              16.59
                              16.82
                              16.73
                              16.74
                              16.87
                              16.99
                              16.8
                              16.85
                              16.89
                              16.69
                              16.51
                              16.59
                              16.62
                              16.58
                              16.64
                              16.7
                              16.81
                              16.75
                              16.7
                              16.81
                              16.48
                              16.5
                              16.4
                              16.29
                              15.5
                              15.48
                              15.59
                              15.46
                              15.5
                              15.01
                              14.57
                              14.66
                              15.35
                              15.27
                              15.08
                              14.79
                              14.65
                              14.63
                              14.53
                              14.33
                              14.32
                              14.16
                              14.25
                              14.24
                              14.16
                              14.11
                              14.07
                              13.55
                              13.56
                              13.95
                              13.6
                              13.51
                              13.68
                              13.64
                              13.97
                              14
                              14.05
                              14.02
                              14.22
                              14.15
                              14.2
                              14.3
                              14.18
                              14.18
                              14.3
                              14.29
                              14.25
                              14.17
                              14.18
                              14.26
                              14.12
                              14.1
                              14.1
                              14.1
                              14.01
                              13.88
                              13.9
                              13.86
                              13.71
                              13.71
                              13.8
                              13.77
                              13.74
                              13.74
                              13.84
                              14.03
                              14.32
                              14.37
                              14.3
                              14.54
                              14.54
                              14.55
                              14.53
                              14.5
                              14.46
                              14.54
                              14.45
                              14.48
                              14.41
                              14.32
                              14.38
                              14.29
                              14.32
                              14.41
                              14.51
                              14.56
                              14.56
                              14.57
                              14.65
                              14.73
                              14.7
                              14.83
                              14.88
                              14.92
                              14.8
                              14.73
                              14.82
                              14.79
                              14.71
                              14.69
                              14.8
                              14.81
                              14.84
                              14.87
                              14.93
                              15.02
                              15.17
                              15.23
                              15.32
                              15.08
                              15.12
                              15.19
                              15.07
                              15.33
                              15.43
                              15.6
                              15.3
                              15.31
                              15.41
                              15.25
                              15.3
                              15.23
                              15.2
                              15.24
                              15.2
                              15.1
                              15.15
                              15.17
                              15.12
                              15.08
                              15.14
                              15.14
                              15.15
                              15.46
                              15.28
                              15.33
                              15.29
                              15.26
                              15.17
                              15.32
                              15.16
                              15.19
                              15.13
                              15.22
                              15.27
                              15.45
                              15.5
                              15.62
                              15.7
                              15.6
                              15.8
                              15.8
                              15.68
                              15.95
                              16.01
                              15.72
                              15.2
                              15.12
                              15.11
                              15.22
                              15.24
                              15.69
                              15.85
                              15.72
                              15.66
                              15.53
                              15.46
                              15.39
                              15.34
                              15.39
                              15.56
                              15.37
                              15.53
                              15.22
                              15.15
                              15.21
                              15.29
                              15.12
                              15.23
                              15.3
                              15.16
                              15.11
                              14.88
                              15.06
                              14.81
                              15.03
                              15.1
                              15.1
                              15.14
                              15.09
                              15.09
                              15.2
                              15.1
                              15.29
                              15.55
                              15.5
                              15.62
                              15.7
                              15.6
                              15.8
                              15.8
                              15.68
                              15.95
                              16.01
                              15.72
                              15.2
                              15.12
                              15.11
                              15.22
                              15.24
                              15.69
                              15.85
                              15.72
                              15.66
                              15.53
                              15.46
                              15.39
                              15.34
                              15.39
                              15.56
                              15.37
                              15.53
                              15.22
                              15.15
                              15.21
                              15.29
                              15.12
                              15.23
                              15.3
                              15.16
                              15.11
                              14.88
                              15.06
                              14.81
                              15.03
                              15.1
                              15.1
                              15.14
                              15.09
                              15.09
                              15.2
                              15.1
                              15.29
12/31/04                      15.55

FUND SNAPSHOT
------------------------------------
Share Price                   $15.55
------------------------------------
Common Share
Net Asset Value               $15.52
------------------------------------
Premium/(Discount) to NAV      0.19%
------------------------------------
Market Yield                   6.17%
------------------------------------
Taxable-Equivalent Yield1      8.57%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $221,856
------------------------------------
Average Effective
Maturity on Securities (Years) 17.65
------------------------------------
Leverage-Adjusted Duration      9.12
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   16.06%         8.22%
------------------------------------
1-Year          2.45%         6.82%
------------------------------------
5-Year         10.94%         8.54%
------------------------------------
10-Year         8.97%         7.56%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         29.1%
------------------------------------
Healthcare                     15.9%
------------------------------------
Transportation                 14.4%
------------------------------------
Utilities                       7.9%
------------------------------------
Water and Sewer                 6.6%
------------------------------------
Education and Civic
  Organizations                 6.5%
------------------------------------
Tax Obligation/General          6.1%
------------------------------------
Housing/Multifamily             6.0%
------------------------------------
Other                           7.5%
------------------------------------


1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

Nuveen Insured Florida Premium Income Municipal Fund
NFL

Performance
     OVERVIEW  As of December 31, 2004

Pie Chart:
Credit Quality
(as a % of total investments)
Insured                          91%
Insured and U.S. Guaranteed       9%

Bar Chart:
2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jan                             0.08
Feb                             0.08
Mar                             0.08
Apr                             0.08
May                             0.08
Jun                             0.08
Jul                             0.08
Aug                             0.08
Sep                             0.08
Oct                             0.08
Nov                             0.08
Dec                             0.08

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/04                        16.83
                              16.78
                              16.87
                              16.92
                              16.97
                              17.08
                              17.02
                              17.1
                              17.15
                              17.1
                              17.16
                              17.23
                              17.45
                              17.5
                              17.31
                              17.16
                              17
                              17
                              16.84
                              17.05
                              17.05
                              17.06
                              17
                              17.05
                              17.05
                              17
                              16.92
                              16.9
                              16.88
                              16.87
                              16.85
                              16.88
                              16.94
                              16.9
                              16.84
                              16.8
                              16.7
                              16.61
                              16.69
                              16.7
                              16.7
                              16.85
                              16.89
                              16.81
                              16.91
                              16.95
                              16.98
                              16.91
                              16.95
                              16.88
                              16.78
                              16.78
                              16.82
                              16.83
                              16.85
                              16.97
                              16.82
                              16.91
                              16.79
                              16.83
                              16.79
                              16.83
                              16.81
                              16.82
                              16.7
                              16.5
                              16.05
                              15.67
                              15.8
                              15.75
                              15.6
                              15.5
                              15.35
                              15.26
                              15.37
                              15.38
                              15.3
                              15.01
                              15.05
                              14.95
                              14.95
                              14.84
                              14.88
                              14.89
                              14.88
                              15.01
                              14.95
                              15
                              14.86
                              14.37
                              13.95
                              14.33
                              14.09
                              13.92
                              14.13
                              14.07
                              14.21
                              14.29
                              14.3
                              14.4
                              14.5
                              14.48
                              14.59
                              14.65
                              14.68
                              14.68
                              14.73
                              14.73
                              14.7
                              14.62
                              14.56
                              14.77
                              14.79
                              14.71
                              14.18
                              14.27
                              14.2
                              14.09
                              14.1
                              14.15
                              14.18
                              14.18
                              14.3
                              14.17
                              14.1
                              14.15
                              14.24
                              14.61
                              14.77
                              14.64
                              14.91
                              14.8
                              14.87
                              14.9
                              14.98
                              14.87
                              14.9
                              15
                              14.93
                              14.85
                              14.81
                              14.83
                              14.86
                              14.88
                              14.82
                              14.79
                              14.78
                              14.94
                              14.94
                              14.98
                              15.12
                              15.18
                              15.19
                              15.17
                              15.24
                              15.26
                              15.17
                              15.14
                              15.26
                              15.2
                              15.36
                              15.36
                              15.33
                              15.37
                              15.35
                              15.37
                              15.46
                              15.44
                              15.52
                              15.5
                              15.56
                              15.64
                              15.63
                              15.45
                              15.52
                              15.35
                              15.48
                              15.52
                              15.52
                              15.58
                              15.75
                              15.64
                              15.73
                              15.66
                              15.76
                              15.72
                              15.77
                              15.72
                              15.84
                              15.98
                              15.94
                              15.88
                              15.8
                              15.8
                              16.01
                              16.05
                              15.95
                              16.27
                              16.28
                              16.27
                              16.35
                              16.32
                              16.24
                              16.27
                              16.18
                              16.39
                              16.27
                              16.3
                              16.33
                              16.33
                              16.55
                              16.56
                              16.59
                              16.59
                              16.83
                              16.77
                              16.9
                              16.63
                              16.6
                              16.2
                              16.03
                              16.08
                              16.05
                              16.21
                              16.14
                              16.15
                              16.1
                              16.1
                              16.06
                              15.9
                              15.91
                              15.89
                              15.91
                              15.79
                              15.62
                              15.52
                              15.25
                              15.42
                              15.53
                              15.5
                              15.6
                              15.65
                              15.78
                              15.65
                              15.4
                              15.43
                              15.25
                              15.27
                              15.29
                              15.4
                              15.52
                              15.46
                              15.65
                              15.73
                              15.79
                              15.85
12/31/04                      16.07

FUND SNAPSHOT
------------------------------------
Share Price                   $16.07
------------------------------------
Common Share
Net Asset Value               $16.15
------------------------------------
Premium/(Discount) to NAV     -0.50%
------------------------------------
Market Yield                   5.97%
------------------------------------
Taxable-Equivalent Yield1      8.29%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $232,095
------------------------------------
Average Effective
Maturity on Securities (Years) 17.05
------------------------------------
Leverage-Adjusted Duration      7.58
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   17.12%         7.45%
------------------------------------
1-Year          0.29%         5.36%
------------------------------------
5-Year         11.28%         9.55%
------------------------------------
10-Year        10.21%         8.65%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         32.6%
------------------------------------
Water and Sewer                20.1%
------------------------------------
Transportation                 12.3%
------------------------------------
Housing/Multifamily            10.1%
------------------------------------
U.S. Guaranteed                 8.8%
------------------------------------
Healthcare                      8.5%
------------------------------------
Other                           7.6%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1112 per share.

Nuveen Insured Florida Tax-Free Advantage Municipal Fund
NWF

Performance
     OVERVIEW  As of December 31, 2004

Pie Chart:
Credit Quality
(as a % of total investments)
Insured                          88%
AAA (uninsured)                   1%
AA (uninsured)                    2%
A (uninsured)                     9%

Bar Chart:
2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                            0.072
Feb                            0.072
Mar                            0.072
Apr                            0.072
May                            0.072
Jun                            0.072
Jul                            0.072
Aug                            0.072
Sep                           0.0695
Oct                           0.0695
Nov                           0.0695
Dec                           0.0665

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
1/1/04                        15.46
                              15.46
                              15.69
                              15.51
                              15.66
                              16.06
                              16.1
                              15.82
                              15.96
                              15.81
                              15.74
                              15.85
                              15.9
                              16.12
                              15.95
                              15.85
                              15.71
                              15.8
                              15.74
                              15.8
                              15.8
                              15.8
                              15.84
                              15.92
                              15.93
                              15.9
                              15.81
                              15.9
                              15.96
                              15.86
                              15.86
                              15.92
                              16.01
                              15.87
                              15.91
                              15.9
                              15.81
                              15.91
                              15.92
                              15.82
                              15.82
                              15.81
                              15.92
                              15.92
                              15.92
                              15.98
                              15.95
                              15.81
                              15.87
                              15.94
                              15.98
                              15.96
                              15.93
                              15.89
                              16.01
                              16.03
                              16.01
                              15.97
                              15.98
                              15.9
                              15.86
                              15.85
                              15.8
                              15.69
                              15.69
                              15.45
                              15.38
                              14.82
                              14.77
                              14.78
                              14.52
                              14.26
                              13.85
                              13.85
                              14
                              14.15
                              14.05
                              14.05
                              13.65
                              13.43
                              13.26
                              13.35
                              13.25
                              13.21
                              13.24
                              13.49
                              13.35
                              13.24
                              13.2
                              13.01
                              12.62
                              12.81
                              12.61
                              12.42
                              12.49
                              12.64
                              12.74
                              12.79
                              12.57
                              12.73
                              12.67
                              12.79
                              12.9
                              13.04
                              13.3
                              13.3
                              13.41
                              13.41
                              13.33
                              13.34
                              12.99
                              13.01
                              12.99
                              13.05
                              12.87
                              12.9
                              12.99
                              12.87
                              12.96
                              13.3
                              13.19
                              13.09
                              13
                              13.09
                              12.9
                              12.93
                              12.94
                              13.2
                              13.3
                              13.39
                              13.45
                              13.49
                              13.64
                              13.63
                              14
                              13.77
                              13.47
                              13.89
                              14.08
                              13.92
                              13.9
                              13.92
                              13.85
                              13.8
                              13.79
                              13.79
                              13.7
                              13.75
                              13.75
                              13.75
                              13.71
                              13.71
                              13.79
                              13.84
                              13.84
                              13.89
                              13.82
                              13.95
                              13.94
                              13.96
                              13.88
                              13.88
                              13.73
                              13.77
                              13.71
                              13.75
                              13.83
                              13.82
                              13.92
                              13.99
                              14.04
                              14.14
                              14.25
                              14.18
                              13.9
                              13.83
                              13.91
                              13.98
                              14
                              14.44
                              14.25
                              14.21
                              14.25
                              14.4
                              14.4
                              14.21
                              14.35
                              14.26
                              14.27
                              14.55
                              14.65
                              14.6
                              14.59
                              14.59
                              14.49
                              14.49
                              14.49
                              14.67
                              14.79
                              14.79
                              14.88
                              14.98
                              14.98
                              14.89
                              14.95
                              14.8
                              14.9
                              14.95
                              14.78
                              14.8
                              14.85
                              14.84
                              14.94
                              14.94
                              14.99
                              14.94
                              14.94
                              15
                              14.65
                              14.2
                              14.26
                              14.3
                              14.32
                              14.35
                              14.52
                              14.58
                              14.53
                              14.48
                              14.28
                              14.26
                              14.13
                              14.19
                              14.19
                              14.17
                              14.11
                              14
                              13.56
                              13.75
                              13.7
                              13.69
                              13.6
                              13.65
                              13.62
                              13.62
                              13.61
                              13.58
                              13.55
                              13.45
                              13.42
                              13.5
                              13.48
                              13.51
                              13.45
                              13.4
                              13.37
                              13.4
12/31/04                      13.54

FUND SNAPSHOT
------------------------------------
Share Price                   $13.54
------------------------------------
Common Share
Net Asset Value               $14.49
------------------------------------
Premium/(Discount) to NAV     -6.56%
------------------------------------
Market Yield                   5.89%
------------------------------------
Taxable-Equivalent Yield1      8.18%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $56,261
------------------------------------
Average Effective
Maturity on Securities (Years) 19.64
------------------------------------
Leverage-Adjusted Duration      7.26
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.76%         8.27%
------------------------------------
1-Year         -7.08%         5.75%
------------------------------------
Since Inception 0.63%         6.38%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         52.1%
------------------------------------
Water and Sewer                12.5%
------------------------------------
Healthcare                     10.7%
------------------------------------
Education and Civic
  Organizations                 8.2%
------------------------------------
Transportation                  7.3%
------------------------------------
Tax Obligation/General          5.4%
------------------------------------
Other                           3.8%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

Shareholder
         MEETING REPORT

The Shareholder Meeting was held in the Embassy Room of the Mandarin Oriental Hotel, 222 Sansome Street, San Francisco, California on November 17, 2004.

                                                                         NQF                                     NUF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                            Common and                               Common and
                                                         MuniPreferred        MuniPreferred       MuniPreferred       MuniPreferred
                                                         shares voting        shares voting       shares voting       shares voting
                                                              together             together            together            together
                                                            as a class           as a class          as a class          as a class
====================================================================================================================================
Robert P. Bremner
  For                                                       15,145,795                   --          13,119,888                  --
  Withhold                                                     106,080                   --             145,951                  --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                     15,251,875                   --          13,265,839                  --
====================================================================================================================================
Lawrence H. Brown
  For                                                       15,137,208                   --          13,142,127                  --
  Withhold                                                     114,667                   --             123,712                  --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                     15,251,875                   --          13,265,839                  --
====================================================================================================================================
Jack B. Evans
  For                                                       15,142,462                   --          13,145,377                  --
  Withhold                                                     109,413                   --             120,462                  --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                     15,251,875                   --          13,265,839                  --
====================================================================================================================================
William C. Hunter
  For                                                       15,135,645                   --          13,134,785                  --
  Withhold                                                     116,230                   --             131,054                  --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                     15,251,875                   --          13,265,839                  --
====================================================================================================================================
William J. Schneider
  For                                                               --                4,772                  --               4,311
  Withhold                                                          --                  235                  --                  15
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                             --                5,007                  --               4,326
====================================================================================================================================
Timothy R. Schwertfeger
  For                                                               --                4,772                  --               4,311
  Withhold                                                          --                  235                  --                  15
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                             --                5,007                  --               4,326
====================================================================================================================================
Judith M. Stockdale
  For                                                       15,136,595                   --          13,136,929                  --
  Withhold                                                     115,280                   --             128,910                  --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                     15,251,875                   --          13,265,839                  --
====================================================================================================================================

Shareholder
       MEETING REPORT (continued)
                                                                        NFL                                     NWF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                            Common and                               Common and
                                                         MuniPreferred        MuniPreferred       MuniPreferred       MuniPreferred
                                                         shares voting        shares voting       shares voting       shares voting
                                                              together             together            together            together
                                                            as a class           as a class          as a class          as a class
====================================================================================================================================
Robert P. Bremner
  For                                                       13,368,229                   --           3,797,104                  --
  Withhold                                                     117,380                   --              31,052                  --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                     13,485,609                   --           3,828,156                  --
====================================================================================================================================
Lawrence H. Brown
  For                                                       13,353,770                   --           3,797,952                  --
  Withhold                                                     131,839                   --              30,204                  --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                     13,485,609                   --           3,828,156                  --
====================================================================================================================================
Jack B. Evans
  For                                                       13,368,425                   --           3,801,954                  --
  Withhold                                                     117,184                   --              26,202                  --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                     13,485,609                   --           3,828,156                  --
====================================================================================================================================
William C. Hunter
  For                                                       13,366,489                   --           3,801,954                  --
  Withhold                                                     119,120                   --              26,202                  --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                     13,485,609                   --           3,828,156                  --
====================================================================================================================================
William J. Schneider
  For                                                               --                4,215                  --               1,146
  Withhold                                                          --                    8                  --                  11
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                             --                4,223                  --               1,157
====================================================================================================================================
Timothy R. Schwertfeger
  For                                                               --                4,215                  --               1,146
  Withhold                                                          --                    8                  --                  11
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                             --                4,223                  --               1,157
====================================================================================================================================
Judith M. Stockdale
  For                                                       13,363,902                   --           3,800,104                  --
  Withhold                                                     121,707                   --              28,052                  --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                     13,485,609                   --           3,828,156                  --
====================================================================================================================================

                        Nuveen Florida Investment Quality Municipal Fund (NQF)
                        Portfolio of
                                INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.8% (1.1% OF TOTAL INVESTMENTS)

$       5,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    4,586,850
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 5.7% (3.8% OF TOTAL INVESTMENTS)

        1,295   Broward County Educational Facilities Authority, Florida,             4/14 at 100.00         AAA          1,437,554
                 Revenue Bonds, Nova Southeastern University, Series 2004A,
                 5.250%, 4/01/16 - AMBAC Insured

        2,000   Broward County Educational Facilities Authority, Florida,             4/14 at 100.00         BBB          2,073,200
                 Revenue Bonds, Nova Southeastern University, Series 2004B,
                 5.625%, 4/01/34

        3,000   Florida, Board of Education Lottery Revenue Bonds,                    1/13 at 101.00         AAA          3,297,960
                 Series 2002C, 5.000%, 1/01/15 - MBIA Insured

                Miami-Dade County Educational Facilities Authority, Florida,
                Revenue Bonds, University of Miami, Series 2004A:
        2,290    5.000%, 4/01/19 - AMBAC Insured                                      4/14 at 100.00         AAA          2,464,544
        3,305    5.000%, 4/01/22 - AMBAC Insured                                      4/14 at 100.00         AAA          3,507,035
        1,655    5.000%, 4/01/25 - AMBAC Insured                                      4/14 at 100.00         AAA          1,737,005


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 19.7% (13.2% OF TOTAL INVESTMENTS)

        4,600   Highlands County Health Facilities Authority, Florida, Hospital      11/11 at 101.00           A          4,974,118
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2001A, 6.000%, 11/15/31

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
        1,000    5.250%, 10/01/28                                                    10/13 at 100.00        Baa1          1,013,220
        2,330    5.250%, 10/01/34                                                    10/13 at 100.00        Baa1          2,362,597

        2,345   Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional          7/12 at 100.00           A          2,411,246
                 Medical Center Project, Series 2002, 5.375%, 7/01/22

        3,000   Miami-Dade County Health Facility Authority, Florida, Hospital        8/11 at 101.00         AAA          3,122,640
                 Revenue Refunding Bonds, Miami Children's Hospital,
                 Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

        6,000   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00          A-          6,390,900
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31

        6,000   Orange County Health Facilities Authority, Florida, Hospital         11/10 at 101.00           A          6,602,940
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2000, 6.500%, 11/15/30

        3,695   Orange County Health Facilities Authority, Florida, Hospital         12/12 at 100.00           A          3,950,620
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/27

                Palm Beach County Health Facilities Authority, Florida, Hospital
                Revenue Refunding Bonds, BRCH Corporation Obligated Group,
                Series 2001:
        3,410    5.500%, 12/01/21                                                    12/11 at 101.00           A          3,624,353
        2,340    5.625%, 12/01/31                                                    12/11 at 101.00           A          2,427,563

        7,500   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1          7,792,500
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/33

        5,375   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00         AA-          5,704,649
                 Bonds, Series 2002, 5.625%, 5/01/32


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.7% (1.8% OF TOTAL INVESTMENTS)

        1,090   Broward County Housing Finance Authority, Florida, Multifamily        5/10 at 101.00         AAA          1,140,870
                 Housing Revenue Bonds, Emerald Palms Apartments,
                 Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)

          135   Florida Housing Finance Agency, General Mortgage Revenue              6/05 at 100.00         AAA            138,308
                 Refunding Bonds, Series 1992A, 6.400%, 6/01/24

        2,500   Florida Housing Finance Agency, Housing Revenue Bonds,                9/06 at 102.00         AAA          2,591,175
                 Mariner Club Apartments, Series 1996K-1, 6.375%, 9/01/36
                 (Alternative Minimum Tax) - AMBAC Insured

        3,050   Florida Housing Finance Corporation, Revenue Bonds, Mission           1/12 at 100.00         AAA          3,149,522
                 Bay Apartments, Series 2001N, 5.500%, 7/15/29 (Alternative
                 Minimum Tax)


                                       15


                        Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                             Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.4% (2.3% OF TOTAL INVESTMENTS)

$       4,835   Florida Housing Finance Agency, Homeowner Mortgage                    1/06 at 102.00          AA     $    4,983,580
                 Revenue Bonds, New Money and Refunding Issue,
                 Series 1995-2, 6.200%, 7/01/27 (Alternative Minimum Tax)

        1,015   Florida Housing Finance Agency, Homeowner Mortgage                    1/07 at 102.00          AA          1,045,014
                 Revenue Bonds, New Money and Refunding Issue,
                 Series 1996-2, 6.350%, 7/01/28 (Alternative Minimum Tax)

        1,860   Florida Housing Finance Agency, Homeowner Mortgage                    7/07 at 102.00         AAA          1,928,467
                 Revenue Bonds, Series 1997-2, 5.900%, 7/01/29
                 (Alternative Minimum Tax) - MBIA Insured

          430   Manatee County Housing Finance Authority, Florida, Single            11/05 at 102.00         Aaa            443,094
                 Family Mortgage Revenue Bonds, Series 1994-3,
                 7.600%, 11/01/26 (Alternative Minimum Tax)

          340   Manatee County Housing Finance Authority, Florida, Single             5/06 at 105.00         Aaa            359,084
                 Family Mortgage Revenue Bonds, Series 1996-1,
                 7.450%, 5/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.8% (1.1% OF TOTAL INVESTMENTS)

        1,750   Palm Beach County Health Facilities Authority, Florida,              11/06 at 102.00        BBB+          1,800,855
                 Retirement Community Revenue Bonds, Adult Communities
                 Total Services Inc. Obligated Group, Series 1996,
                 5.625%, 11/15/20

                St. John's County Industrial Development Authority, Florida,
                First Mortgage Revenue Bonds, Presbyterian Retirement
                Communities, Series 2004A:
        1,125    5.850%, 8/01/24                                                      8/14 at 101.00         N/R          1,210,174
        1,565    5.625%, 8/01/34                                                      8/14 at 101.00         N/R          1,642,186


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.3% (1.6% OF TOTAL INVESTMENTS)

        5,400   Hillsborough County Industrial Development Authority, Florida,        4/10 at 101.00         N/R          5,961,276
                 Exempt Facilities Remarketed Revenue Bonds, National
                 Gypsum Company, Apollo Beach Project, Series 2000B,
                 7.125%, 4/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.8% (7.9% OF TOTAL INVESTMENTS)

        1,920   Florida Department of Transportation, Full Faith and Credit           7/14 at 101.00         AA+          2,138,246
                 Right-of-Way Acquisition and Bridge Construction Bonds,
                 Series 2004A, 5.250%, 7/01/19

        9,230   Florida State Board of Education, Full Faith and Credit,              6/11 at 101.00         AAA          9,545,851
                 Public Education Capital Outlay Bonds, Series 2001C,
                 5.125%, 6/01/31 - FGIC Insured

        1,500   Florida State Board of Education, Full Faith and Credit               6/12 at 101.00         AAA          1,593,915
                 Public Education Capital Outlay Bonds, Series 2002F,
                 5.000%, 6/01/22 - MBIA Insured

        2,080   Florida State Board of Education, Full Faith and Credit Public        6/13 at 100.00         AAA          2,227,472
                 Education Capital Outlay Bonds, Series 2003J,
                 5.000%, 6/01/21 - AMBAC Insured

        8,000   Florida State Board of Education, Full Faith and Credit,              6/12 at 100.00         AA+          8,922,320
                 Public Education Capital Outlay Refunding Bonds,
                 Series 2002D, 5.375%, 6/01/16

                Reedy Creek Improvement District, Orange and Osceola Counties,
                Florida, General Obligation Bonds, Series 2004A:
        3,510    5.000%, 6/01/19 - MBIA Insured                                       4/14 at 100.00         AAA          3,777,532
        1,750    5.000%, 6/01/20 - MBIA Insured                                       4/14 at 100.00         AAA          1,873,603


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 34.8% (23.2% OF TOTAL INVESTMENTS)

                Miami-Dade County, Florida, Beacon Tradeport Community
                Development District, Special Assessment Bonds, Commercial
                Project, Series 2002A:
        2,365    5.250%, 5/01/16 - RAAI Insured                                       5/12 at 102.00          AA          2,572,316
        1,700    5.625%, 5/01/32 - RAAI Insured                                       5/12 at 102.00          AA          1,830,509

        5,625   Broward County School Board, Florida, Certificates of                 7/14 at 100.00         AAA          6,211,294
                 Participation, Series 2004C, 5.250%, 7/01/18 - FSA Insured

        1,000   Escambia County, Florida, Sales Tax Revenue Refunding                10/12 at 101.00         AAA          1,066,690
                 Bonds, Series 2002, 5.000%, 10/01/21 - AMBAC Insured

        1,280   Florida Intergovernmental Finance Commission, Capital                 8/11 at 100.00         Aaa          1,371,226
                 Revenue Bonds, Daytona Beach Community Redevelopment
                 Agency, Series 2001C-1, 5.000%, 2/01/20 - AMBAC Insured

        5,000   Florida Ports Financing Commission, Revenue Bonds, State              6/07 at 101.00         AAA          5,130,400
                 Transportation Trust Fund, Series 1996, 5.375%, 6/01/27
                 (Alternative Minimum Tax) - MBIA Insured

        1,685   Florida Municipal Loan Council, Revenue Bonds, Series 2003A,          5/13 at 100.00         AAA          1,778,248
                 5.000%, 5/01/22 - MBIA Insured


                                       16

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       5,000   Hernando County, Florida, Revenue Bonds, Criminal Justice               No Opt. Call         AAA     $    6,727,600
                 Complex Financing Program, Series 1986, 7.650%, 7/01/16 -
                 FGIC Insured

        1,575   Hillsborough County, Florida, Community Investment Tax               11/13 at 101.00         AAA          1,661,909
                 Revenue Bonds, Series 2004, 5.000%, 5/01/24 -
                 AMBAC Insured

        2,000   Jacksonville, Florida, Guaranteed Entitlement Revenue                10/12 at 100.00         AAA          2,110,880
                 Refunding and Improvement Bonds, Series 2002,
                 5.000%, 10/01/22 - FGIC Insured

        5,015   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA          5,505,116
                 Bonds, Series 2003, 5.250%, 10/01/21 - MBIA Insured

        2,195   Manatee County, Florida, Revenue Bonds, Series 2004,                 10/14 at 100.00         AAA          2,342,306
                 5.000%, 10/01/22 - FGIC Insured

                Orlando Community Redevelopment Agency, Florida, Tax Increment
                Revenue Bonds, Republic Drive-Universal Boulevard - I-4
                Interchange Project, Series 2002:
        1,375    5.125%, 4/01/19 - AMBAC Insured                                      4/12 at 100.00         AAA          1,470,989
        1,495    5.125%, 4/01/20 -AMBAC Insured                                       4/12 at 100.00         AAA          1,595,494
        1,225    5.125%, 4/01/21 - AMBAC Insured                                      4/12 at 100.00         AAA          1,302,592

          575   Osceola County Industrial Development Authority, Florida,             8/11 at 101.00         AAA            600,225
                 Industrial Development Revenue Bonds, P.M. Wells Charter
                 School Project, Series 2001A, 5.000%, 8/01/23 - MBIA Insured

                Osceola County, Florida, Transportation Revenue Bonds,
                Osceola Parkway, Series 2004:
        3,460    5.000%, 4/01/18 - MBIA Insured                                       4/14 at 100.00         Aaa          3,751,574
        3,660    5.000%, 4/01/21 - MBIA Insured                                       4/14 at 100.00         Aaa          3,915,614
        4,000    5.000%, 4/01/23 - MBIA Insured                                       4/14 at 100.00         Aaa          4,238,200

        4,000   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          4,107,760
                 Participation, Series 2002D, 5.000%, 8/01/28 - FSA Insured

        2,560   Palm Beach County School Board, Florida, Certificates of              8/14 at 100.00         AAA          2,706,662
                 Participation, Series 2004A, 5.000%, 8/01/23 - FGIC Insured

                Pasco County School Board, Florida, Certificates of
                Participation, Series 2004A:
        1,000    5.000%, 8/01/19 - AMBAC Insured                                        No Opt. Call         AAA          1,073,570
        2,335    5.000%, 8/01/21 - AMBAC Insured                                      8/14 at 100.00         AAA          2,483,880

        2,500   Polk County School District, Florida, Sales Tax Revenue              10/14 at 100.00         AAA          2,778,900
                 Bonds, Series 2004, 5.250%, 10/01/18 - FSA Insured

        2,750   St. John's County, Florida, Transportation Improvement Revenue       10/13 at 100.00         AAA          2,906,420
                 Bonds, Series 2003, 5.000%, 10/01/23 -  AMBAC Insured

        1,000   Sarasota County School Board, Florida, Certificates of                  No Opt. Call         Aaa          1,107,210
                 Participation, Series 2004, 5.000%, 7/01/15 - FGIC Insured

                Tampa Sports Authority, Florida, Special Purpose Bonds, State
                Sales Tax Payment, Tampa Bay Arena Project, Series 1995:
        1,250    5.750%, 10/01/20 - MBIA Insured                                        No Opt. Call         AAA          1,493,150
        2,585    5.750%, 10/01/25 - MBIA Insured                                        No Opt. Call         AAA          3,082,044

        2,075   Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004,         10/14 at 100.00         AAA          2,226,309
                 5.000%, 10/01/21 - FSA Insured

        8,605   Volusia County School Board, Florida, Sales Tax Revenue              10/12 at 100.00         AAA          9,678,990
                 Bonds, Series 2002, 5.375%, 10/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 24.5% (16.4% OF TOTAL INVESTMENTS)

       11,500   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA         11,917,335
                 Series 2001J-1, 5.250%, 10/01/26 (Alternative Minimum
                 Tax) - AMBAC Insured

        2,150   Broward County, Florida, Airport System Revenue Bonds,               10/14 at 100.00         AAA          2,266,057
                 Series 2004L, 5.000%, 10/01/23 - AMBAC Insured

        3,500   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/06 at 102.00         AAA          3,707,760
                 5.750%, 10/01/26 (Alternative Minimum Tax) - MBIA Insured

       12,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/09 at 101.00         AAA         12,182,160
                 Revenue Bonds, Series 1999A, 5.125%, 10/01/28 (Alternative
                 Minimum Tax) - FGIC Insured

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          4,178,800
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 (Alternative
                 Minimum Tax) - FSA Insured


                                       17


                        Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                              Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,590   Hillsborough County Aviation Authority, Florida, Revenue             10/06 at 102.00         AAA     $    2,769,383
                 Bonds, Tampa International Airport, Series 1996A,
                 6.000%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured

        3,500   Hillsborough County Aviation Authority, Florida, Revenue             10/06 at 102.00         AAA          3,756,270
                 Bonds, Tampa International Airport, Series 1996B,
                 5.875%, 10/01/23 - FGIC Insured

        2,090   Lee County, Florida, Transportation Facilities Revenue Bonds,        10/14 at 100.00         AAA          2,263,386
                 Series 2004B, 5.000%, 10/01/19 - AMBAC Insured

        1,750   Miami-Dade County Industrial Development Authority, Florida,         10/09 at 101.00         AAA          1,949,430
                 Industrial Development Revenue Bonds, Airis Miami II LLC -
                 Miami International Airport, Series 1999, 6.000%, 10/15/25
                 (Alternative Minimum Tax) - AMBAC Insured

        5,390   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA          6,054,910
                 Miami International Airport, Series 2002, 5.750%, 10/01/18
                 (Alternative Minimum Tax) - FGIC Insured

                Miami-Dade County Expressway Authority, Florida, Toll System
                Revenue Bonds, Series 2004B:
        4,135    5.000%, 7/01/19 - FGIC Insured                                       7/14 at 100.00         AAA          4,464,229
        6,690    5.000%, 7/01/20 - FGIC Insured                                       7/14 at 100.00         AAA          7,184,324


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 14.8% (9.9% OF TOTAL INVESTMENTS)

        7,225   Dade County, Florida, Special Obligation and Refunding Bonds,         10/08 at 48.83         AAA          3,191,283
                 Series 1996B, 0.000%, 10/01/20 (Pre-refunded to
                 10/01/08) - AMBAC Insured

       20,000   Escambia County Health Facilities Authority, Florida, Revenue        11/09 at 101.00         AAA         23,094,600
                 Bonds, Ascension Health Credit Group, Series 1999A-2,
                 6.000%, 11/15/31 (Pre-refunded to 11/15/09)

        6,955   Florida State Board of Education, Full Faith and Credit Public        6/05 at 101.00         AAA          7,139,586
                 Education Capital Outlay Bonds, Series 1993F,
                 6.000%, 6/01/20 (Pre-refunded to 6/01/05)

        3,570   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          4,388,744
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.0% (9.4% OF TOTAL INVESTMENTS)

        4,330   Hillsborough County Industrial Development Authority,                10/12 at 100.00        Baa2          4,485,187
                 Florida, Pollution Control Revenue Bonds, Tampa Electric
                 Company Project, Series 2002, 5.100%, 10/01/13

        1,050   Jacksonville Beach, Florida, Utility Revenue Refunding Bonds,        10/10 at 100.00         Aaa          1,130,084
                 Series 2002, 5.000%, 4/01/17 - AMBAC Insured

        4,250   Lakeland, Florida, Energy System Revenue Refunding Bonds,               No Opt. Call         AAA          4,989,415
                 Series 1999C, 6.050%, 10/01/11 - FSA Insured

        7,345   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00         Aa1          8,096,320
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/18

        5,000   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00         Aa1          5,512,450
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/18

        5,000   Orlando Utilities Commission, Florida, Water and Electric               No Opt. Call         Aa1          5,786,250
                 Revenue Refunding Bonds, Series 1992, 6.000%, 10/01/10

        5,550   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          5,901,149
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.4% (8.3% OF TOTAL INVESTMENTS)

        3,310   Cocoa, Florida, Water and Sewerage System Revenue                       No Opt. Call         AAA          3,833,311
                 Refunding Bonds, Series 2003, 5.500%, 10/01/23 -
                 AMBAC Insured

                Hollywood, Florida, Water and Sewer Revenue Refunding
                and Improvement Bonds, Series 2003:
        2,000    5.000%, 10/01/19 - FSA Insured                                      10/13 at 100.00         Aaa          2,151,660
        3,390    5.000%, 10/01/21 - FSA Insured                                      10/13 at 100.00         Aaa          3,616,079

        1,000   Jacksonville, Florida, Water and Sewer Revenue Bonds,                 8/05 at 102.00         AAA          1,041,870
                 United Water Florida Project, Series 1995, 6.350%, 8/01/25
                 (Alternative Minimum Tax) - AMBAC Insured

        1,525   Lee County, Florida, Water and Sewer Revenue Refunding               10/13 at 100.00         Aaa          1,632,497
                 Bonds, Series 2003A, 5.000%, 10/01/20 - MBIA Insured

        8,300   Miami-Dade County, Florida, Water and Sewer System                   10/09 at 101.00         AAA          8,487,746
                 Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -
                 FGIC Insured


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,175   Naples, Florida, Water and Sewer Revenue Bonds,                       9/12 at 100.00         Aa2     $    1,286,518
                 Series 2002, 5.000%, 9/01/14

        2,060   Polk County, Florida, Utility System Revenue Bonds,                  10/13 at 100.00         Aaa          2,253,186
                 Series 2003, 5.250%, 10/01/22 - FGIC Insured

        2,780   Riviera Beach, Palm Beach County, Florida, Water and                 10/14 at 100.00         Aaa          2,936,874
                 Sewerage Revenue Bonds, Series 2004, 5.000%, 10/01/24 -
                 FGIC Insured

        1,680   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          2,034,731
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

                Winter Springs, Florida, Water and Sewer Revenue Refunding
                Bonds, Series 2001:
          700    5.250%, 4/01/16 - MBIA Insured                                       4/11 at 101.00         AAA            774,241
        1,585    5.000%, 4/01/20 - MBIA Insured                                       4/11 at 101.00         AAA          1,680,226
------------------------------------------------------------------------------------------------------------------------------------
$     359,190   Total Long-Term Investments (cost $358,033,426) - 149.7%                                                382,920,166
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      4,905,193
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.6)%                                                       (132,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  255,825,359
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       19


                        Nuveen Florida Quality Income Municipal Fund (NUF)
                        Portfolio of
                                INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.9% (6.5% OF TOTAL
                INVESTMENTS)

                Broward County Educational Facilities Authority, Florida,
                Revenue Bonds, Nova Southeastern University, Series 2004B:
$       1,000    5.500%, 4/01/24                                                      4/14 at 100.00         BBB     $    1,050,950
          500    5.625%, 4/01/34                                                      4/14 at 100.00         BBB            518,300

        2,345   FSU Financial Assistance Inc., Florida, General Revenue              10/14 at 100.00         AAA          2,569,346
                 Bonds, Educational and Athletic Facilities Improvements,
                 Series 2004, 5.000%, 10/01/16 - AMBAC Insured

        4,965   Florida, Board of Education Lottery Revenue Bonds,                    7/11 at 101.00         AAA          5,272,433
                 Series 2001B, 5.000%, 7/01/20 - FGIC Insured

        2,685   Florida, Board of Education Lottery Revenue Bonds,                    1/13 at 101.00         AAA          2,951,674
                 Series 2002C, 5.000%, 1/01/15 - MBIA Insured

        2,580   Florida State Education System, Housing Facility Revenue                No Opt. Call         AAA          2,871,746
                 Bonds, Florida International University, Series 2004A,
                 5.000%, 7/01/14 - MBIA Insured

        3,905   Miami-Dade County Educational Facilities Authority, Florida,          4/14 at 100.00         AAA          4,180,810
                 Revenue Bonds, University of Miami, Series 2004A,
                 5.000%, 4/01/20 - AMBAC Insured

        2,275   University of Central Florida, Certificates of Participation,        10/14 at 100.00         AAA          2,459,776
                 Athletic Association, Series 2004A, 5.125%, 10/01/21 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 23.9% (15.9% OF TOTAL INVESTMENTS)

        1,500   Citrus County Hospital Board, Florida, Revenue Refunding              8/13 at 100.00        Baa3          1,581,570
                 Bonds, Citrus Memorial Hospital, Series 2002,
                 6.375%, 8/15/32

        2,600   Highlands County Health Facilities Authority, Florida,               11/11 at 101.00           A          2,811,458
                 Hospital Revenue Bonds, Adventist Health System/Sunbelt
                 Obligated Group, Series 2001A, 6.000%, 11/15/31

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
          500    5.250%, 10/01/28                                                    10/13 at 100.00        Baa1            506,610
        1,590    5.250%, 10/01/34                                                    10/13 at 100.00        Baa1          1,612,244

        8,500   Jacksonville Economic Development Commission, Florida,               11/11 at 101.00          AA          8,953,475
                 Healthcare Facilities Revenue Bonds, Mayo Clinic,
                 Series 2001A, 5.500%, 11/15/36

        3,430   Leesburg, Florida, Hospital Revenue Refunding Bonds,                    No Opt. Call          A-          3,636,692
                 Leesburg Regional Medical Center Project, Series 2003,
                 5.000%, 7/01/12

        9,000   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00          A-          9,586,350
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31

        6,000   Orange County Health Facilities Authority, Florida, Hospital         12/12 at 100.00           A          6,382,020
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/32

        5,000   Orange County Health Facilities Authority, Florida, Hospital         11/12 at 101.00           A          5,341,600
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2002, 5.250%, 11/15/18

        7,500   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1          7,792,500
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/33

        4,625   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00         AA-          4,908,651
                 Bonds, Series 2002, 5.625%, 5/01/32


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 9.1% (6.0% OF TOTAL INVESTMENTS)

                Broward County Housing Finance Authority, Florida, GNMA
                Collateralized Multifamily Housing Revenue Refunding Bonds,
                Tamarac Pointe Apartments, Series 1996:
        1,500    6.250%, 7/01/26                                                      7/06 at 102.00         AAA          1,559,940
        1,000    6.300%, 1/01/32                                                      7/06 at 102.00         AAA          1,037,700

          120   Florida Housing Finance Agency, General Mortgage Revenue              6/05 at 100.00         AAA            122,940
                 Refunding Bonds, Series 1992A, 6.400%, 6/01/24

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,               10/05 at 102.00         AAA          1,028,000
                 Holly Cove Apartments, Series 1995F, 6.150%, 10/01/25
                 (Alternative Minimum Tax) - AMBAC Insured

        3,170   Florida Housing Finance Corporation, Housing Revenue                 12/08 at 102.00          A+          3,185,184
                 Refunding Bonds, Hunters Ridge at Deerwood Apartments,
                 Series 1998-0, 5.300%, 12/01/28


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       5,790   Florida Housing Finance Corporation, Housing Revenue                 10/10 at 102.00         Aaa     $    6,106,366
                 Bonds, Villa de Mallorca Apartments, Series 2000H-1,
                 6.000%, 7/01/33 (Alternative Minimum Tax)

        3,630   Miami-Dade County Housing Finance Authority, Florida,                 1/11 at 102.00         AAA          3,784,384
                 Multifamily Housing Revenue Bonds, Sunset Bay Apartments,
                 Series 2000-5A, 5.950%, 7/01/30 (Alternative Minimum Tax) -
                 FSA Insured

        3,240   Pinellas County Housing Finance Authority, Florida, Multifamily       1/08 at 100.00         AAA          3,410,132
                 Housing Revenue Bonds, Emerald Bay Apartments,
                 Series 1998A, 5.000%, 4/01/28 (Alternative Minimum Tax)
                 (Mandatory put 4/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.7% (1.8% OF TOTAL INVESTMENTS)

        1,385   Broward County Housing Finance Authority, Florida, Single              4/09 at 25.51         Aaa            263,233
                 Family Mortgage Revenue Refunding Bonds, Series 2000B,
                 0.000%, 4/01/29 (Alternative Minimum Tax)

        1,285   Broward County Housing Finance Authority, Florida, Single              4/10 at 25.36         Aaa            240,603
                 Family Mortgage Revenue Bonds, Series 2001C,
                 0.000%, 4/01/33 (Alternative Minimum Tax)

        2,475   Florida Housing Finance Agency, Homeowner Mortgage                    1/06 at 102.00          AA          2,551,057
                 Revenue Bonds, New Money and Refunding Issue,
                 Series 1995-2, 6.200%, 7/01/27 (Alternative Minimum Tax)

          385   Florida Housing Finance Agency, GNMA Collateralized Home                No Opt. Call         AAA            407,730
                 Ownership Revenue Refunding Bonds, Series 1987G-1,
                 8.595%, 11/01/17

          360   Lee County Housing Finance Authority, Florida, Single                 3/07 at 105.00         Aaa            377,165
                 Family Mortgage Revenue Bonds, Multi-County Program,
                 Series 1997A, Subseries 1, 7.200%, 3/01/27 (Alternative
                 Minimum Tax)

          135   Miami-Dade County Housing Authority, Florida, Home Owner              4/08 at 101.50         Aaa            141,314
                 Mortgage Revenue Bonds, Series 1999A-1, 5.550%, 10/01/19
                 (Alternative Minimum Tax)

        1,335   Orange County Housing Finance Authority, Florida, Single              4/06 at 102.00         AAA          1,378,628
                 Family Mortgage Revenue Bonds, Series 1996A,
                 6.300%, 4/01/28 (Alternative Minimum Tax)

          595   Orange County Housing Finance Authority, Florida, Single              9/07 at 102.00         AAA            597,457
                 Family Mortgage Revenue Bonds, Series 1997B,
                 5.100%, 9/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 5.6% (3.7% OF TOTAL INVESTMENTS)

        7,285   Atlantic Beach, Florida, Health Care Facilities Revenue              10/09 at 101.00           A          7,735,359
                 Refunding Bonds, Fleet Landing Project, Series 1999,
                 5.750%, 10/01/18 - ACA Insured

        1,750   Palm Beach County Health Facilities Authority, Florida,              11/06 at 102.00        BBB+          1,800,855
                 Retirement Community Revenue Bonds, Adult Communities
                 Total Services Inc. Obligated Group, Series 1996,
                 5.625%, 11/15/20

                St. John's County Industrial Development Authority, Florida,
                First Mortgage Revenue Bonds, Presbyterian Retirement
                Communities, Series 2004A:
        1,125    5.850%, 8/01/24                                                      8/14 at 101.00         N/R          1,210,174
        1,570    5.625%, 8/01/34                                                      8/14 at 101.00         N/R          1,647,432


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.3% (1.5% OF TOTAL INVESTMENTS)

        4,600   Hillsborough County Industrial Development Authority,                 4/10 at 101.00         N/R          5,078,124
                 Florida, Exempt Facilities Remarketed Revenue Bonds,
                 National Gypsum Company, Apollo Beach Project,
                 Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.3% (6.1% OF TOTAL INVESTMENTS)

       15,925   Florida State Board of Education, Full Faith and Credit Public        6/12 at 101.00         AAA         17,083,703
                 Education Capital Outlay Bonds, Series 2002B,
                 5.000%, 6/01/20 - MBIA Insured

        3,240   Reedy Creek Improvement District, Orange and Osceola                  4/14 at 100.00         AAA          3,438,061
                 Counties, Florida, General Obligation Bonds, Series 2004A,
                 5.000%, 6/01/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 43.8% (29.1% OF TOTAL INVESTMENTS)

        1,000   Alachua County School Board, Florida, Certificates of                 7/11 at 101.00         Aaa          1,055,290
                 Participation, Series 2001, 5.000%, 7/01/21 - AMBAC Insured

        1,055   Bay County School Board, Florida, Certificates of Participation,      7/14 at 100.00         Aaa          1,109,153
                 Series 2004, 5.000%, 7/01/24 - AMBAC Insured

                Miami-Dade County, Florida, Beacon Tradeport Community
                Development District, Special Assessment Bonds, Commercial
                Project, Series 2002A:
        1,975    5.500%, 5/01/22 - RAAI Insured                                       5/12 at 102.00          AA          2,139,794
          850    5.625%, 5/01/32 - RAAI Insured                                       5/12 at 102.00          AA            915,255


                                       21


                        Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                              Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,870   Broward County School Board, Florida, Certificates of                 7/14 at 100.00         AAA     $    4,254,020
                 Participation, Series 2004C, 5.250%, 7/01/20 - FSA Insured

        1,290   Escambia County, Florida, Tourist Development Tax Revenue            10/12 at 100.00         AAA          1,381,822
                 Refunding Bonds, Series 2002, 5.000%, 10/01/18 -
                 MBIA Insured

        8,425   Florida Department of Environmental Protection, Florida               7/13 at 101.00         AAA          9,109,363
                 Forever Revenue Bonds, Series 2003C, 5.000%, 7/01/19 -
                 AMBAC Insured

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
        1,040    0.000%, 11/01/25 - MBIA Insured                                        No Opt. Call         AAA            367,578
        1,590    0.000%, 11/01/26 - MBIA Insured                                        No Opt. Call         AAA            526,703

        3,145   Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds,         10/13 at 100.00         AAA          3,428,994
                 Series 2003C, 5.250%, 10/01/18 (Alternative Minimum Tax) -
                 MBIA Insured

        2,230   Jacksonville, Florida, Guaranteed Entitlement Revenue                10/12 at 100.00         AAA          2,364,246
                 Refunding and Improvement Bonds, Series 2002,
                 5.000%, 10/01/21 - FGIC Insured

        1,000   Jacksonville, Florida, Local Government Sales Tax Revenue               No Opt. Call         AAA          1,155,900
                 Refunding Bonds, Series 2001, 5.500%, 10/01/14 -
                 FGIC Insured

        1,430   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/11 at 100.00         AAA          1,495,265
                 Bonds, Series 2001, 5.000%, 10/01/23 - AMBAC Insured

        2,750   Jacksonville, Florida, Local Government Sales Tax Revenue            10/12 at 100.00         AAA          3,078,982
                 Refunding and Improvement Bonds, Series 2002,
                 5.375%, 10/01/17 - FGIC Insured

        2,090   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA          2,218,326
                 Bonds, Series 2003, 5.000%, 10/01/22 - MBIA Insured

                Lake County School Board, Florida, Certificates of
                Participation, Series 2004A:
        1,190    5.000%, 7/01/20 - AMBAC Insured                                      7/14 at 100.00         AAA          1,277,929
        1,280    5.000%, 7/01/21 - AMBAC Insured                                      7/14 at 100.00         AAA          1,369,370
        1,340    5.000%, 7/01/22 - AMBAC Insured                                      7/14 at 100.00         AAA          1,425,961
        1,410    5.000%, 7/01/23 - AMBAC Insured                                      7/14 at 100.00         AAA          1,493,655
        1,470    5.000%, 7/01/24 - AMBAC Insured                                      7/14 at 100.00         AAA          1,548,968

        2,220   Lee County, Florida, Local Option Gas Tax Revenue Bonds,             10/14 at 100.00         Aaa          2,391,140
                 Series 2004, 5.000%, 10/01/19 - FGIC Insured

                Manatee County School District, Florida, Sales Tax Revenue
                Bonds, Series 2003:
        4,660    5.000%, 10/01/14 - AMBAC Insured                                    10/13 at 100.00         AAA          5,142,030
        5,130    5.000%, 10/01/17 - AMBAC Insured                                    10/13 at 100.00         AAA          5,558,509

        2,475   Northern Palm Beach County Improvement District, Florida,             8/10 at 102.00          AA          2,785,365
                 Revenue Bonds, Water Control and Improvement Development
                 Unit 19, Series 2000, 6.100%, 8/01/21 - RAAI Insured

        2,000   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                1/05 at 101.00         AAA          2,026,360
                 Series 1994, 6.125%, 1/01/24 - FGIC Insured

                Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
        3,265    5.125%, 1/01/20 - FGIC Insured                                       1/13 at 100.00         AAA          3,515,523
        3,400    5.125%, 1/01/23 - FGIC Insured                                       1/13 at 100.00         AAA          3,615,390

        2,440   Orange County School Board, Florida, Certificates of                  8/14 at 100.00         Aaa          2,581,764
                 Participation, Series 2004A, 5.000%, 8/01/22 - AMBAC Insured

        1,000   Orlando Community Redevelopment Agency, Florida, Tax                  4/12 at 100.00         AAA          1,069,810
                 Increment Revenue Bonds, Republic Drive-Universal
                 Boulevard - I-4 Interchange Project, Series 2002,
                 5.125%, 4/01/19 - AMBAC Insured

        2,500   Osceola County, Florida, Transportation Revenue Bonds,                4/14 at 100.00         Aaa          2,674,600
                 Osceola Parkway, Series 2004, 5.000%, 4/01/21 - MBIA Insured

        2,040   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          2,212,666
                 Participation, Series 2002D, 5.250%, 8/01/21 - FSA Insured

                Palm Beach County School Board, Florida, Certificates of
                Participation, Series 2004A:
        1,000    5.000%, 8/01/20 - FGIC Insured                                       8/14 at 100.00         AAA          1,071,930
        1,500    5.000%, 8/01/22 - FGIC Insured                                       8/14 at 100.00         AAA          1,593,210

        1,000   Pasco County, Florida, Sales Tax Revenue Bonds,                      12/13 at 100.00         Aaa          1,086,460
                 Series 2003, 5.000%, 12/01/17 - AMBAC Insured

        2,355   Plantation, Florida, Non-Ad Valorem Revenue Refunding                 8/13 at 100.00         Aaa          2,531,437
                 and Improvement Bonds, Series 2003, 5.000%, 8/15/19 -
                 FSA Insured


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,350   Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003,        9/13 at 100.00         AAA     $    1,439,316
                 5.000%, 9/01/21 - MBIA Insured

        1,000   Volusia County, Florida, Tax Revenue Bonds, Tourist                  12/14 at 100.00         Aaa          1,057,240
                 Development, Series 2004, 5.000%, 12/01/24 - FSA Insured

       11,815   Volusia County School Board, Florida, Sales Tax Revenue              10/12 at 100.00         AAA         13,289,630
                 Bonds, Series 2002, 5.375%, 10/01/14 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 21.7% (14.4% OF TOTAL INVESTMENTS)

        2,225   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA          2,347,152
                 Series 2001J-1, 5.250%, 10/01/21 (Alternative Minimum
                 Tax) - AMBAC Insured

       12,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/06 at 102.00         AAA         12,712,320
                 5.750%, 10/01/26 (Alternative Minimum Tax) - MBIA Insured

        1,500   Dade County, Florida, Aviation Revenue Bonds, Series 1995B,          10/05 at 102.00         AAA          1,565,550
                 6.000%, 10/01/24 (Alternative Minimum Tax) - MBIA Insured

        3,500   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/07 at 101.00         AAA          3,677,590
                 Revenue Bonds, Series 1997, 5.250%, 10/01/23 (Alternative
                 Minimum Tax) - FGIC Insured

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          4,178,800
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 (Alternative
                 Minimum Tax) - FSA Insured

        1,000   Lee County, Florida, Transportation Facilities Revenue Bonds,           No Opt. Call         AAA          1,115,080
                 Series 2004B, 5.000%, 10/01/14 - AMBAC Insured

        7,500   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/08 at 101.00         AAA          7,638,900
                 Miami International Airport, Series 1998A,
                 5.000%, 10/01/24 (Alternative Minimum Tax) - FGIC Insured

        4,000   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/08 at 101.00         AAA          4,092,960
                 Miami International Airport, Series 1998C, 5.000%, 10/01/23
                 (Alternative Minimum Tax) - MBIA Insured

        2,000   Miami-Dade County Expressway Authority, Florida, Toll                 7/11 at 101.00         Aaa          2,117,200
                 System Revenue Refunding Bonds, Series 2001,
                 5.000%, 7/01/21 - FGIC Insured

                Miami-Dade County Expressway Authority, Florida, Toll System
                Revenue Bonds, Series 2004B:
        3,955    5.250%, 7/01/17 - FGIC Insured                                       7/14 at 100.00         AAA          4,400,412
        2,000    5.250%, 7/01/18 - FGIC Insured                                       7/14 at 100.00         AAA          2,215,160
        2,000    5.000%, 7/01/23 - FGIC Insured                                       7/14 at 100.00         AAA          2,118,660


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 0.8% (0.5% OF TOTAL INVESTMENTS)

        1,500   Bradford County Health Facility Authority, Florida, Revenue             No Opt. Call         AAA          1,766,340
                 Refunding Bonds, Santa Fe Healthcare Inc., Series 1993,
                 6.050%, 11/15/16


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.9% (7.9% OF TOTAL INVESTMENTS)

          750   Gainesville, Florida, Utilities System Revenue Bonds,                10/13 at 100.00          AA            823,298
                 Series 2003A, 5.250%, 10/01/21

        4,800   Hillsborough County Industrial Development Authority,                10/12 at 100.00        Baa2          4,972,032
                 Florida, Pollution Control Revenue Bonds, Tampa Electric
                 Company Project, Series 2002, 5.100%, 10/01/13

        9,440   JEA St. John's River Power Park System, Florida, Revenue             10/11 at 100.00         Aa2         10,257,598
                 Refunding Bonds, Series 2002-17 Issue 2, 5.000%, 10/01/15

        3,290   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00         Aa1          3,639,233
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/17

        3,170   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00         Aa1          3,506,813
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/17

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,189,810
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.0% (6.6% OF TOTAL INVESTMENTS)

        2,000   Broward County, Florida, Water and Sewer Utility Revenue             10/13 at 100.00         AAA          2,133,380
                 Bonds, Series 2003, 5.000%, 10/01/21 - MBIA Insured

        1,365   Florida Governmental Utility Authority, Utility System Revenue       10/13 at 100.00         AAA          1,461,219
                 Bonds, Lehigh Project, Series 2003, 5.000%, 10/01/20 -
                 AMBAC Insured


                                       23


                        Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                             Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Hollywood, Florida, Water and Sewer Revenue Refunding
                and Improvement Bonds, Series 2003:
$       1,000    5.000%, 10/01/19 - FSA Insured                                      10/13 at 100.00         Aaa     $    1,075,830
        4,000    5.000%, 10/01/20 - FSA Insured                                      10/13 at 100.00         Aaa          4,281,960

                JEA, Florida, Water and Sewerage System Revenue Bonds,
                Series 2004A:
        3,235    5.000%, 10/01/18 - FGIC Insured                                     10/13 at 100.00         AAA          3,495,223
        5,090    5.000%, 10/01/19 - FGIC Insured                                     10/13 at 100.00         AAA          5,475,976
        3,000    5.000%, 10/01/23 - FGIC Insured                                     10/13 at 100.00         AAA          3,170,640

        1,065   Lee County Industrial Development Authority, Florida,                11/12 at 100.00         AAA          1,127,506
                 Utilities Revenue Bonds, Bonita Springs Utilities Inc. Project,
                 Series 2002, 5.000%, 11/01/19 (Alternative Minimum
                 Tax) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     317,365   Total Long-Term Investments (cost $319,664,835) - 151.0%                                                335,089,342
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      3,766,394
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.7)%                                                       (117,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  221,855,736
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Florida Premium Income Municipal Fund (NFL)
                        Portfolio of
                                INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 2.5% (1.7% OF TOTAL INVESTMENTS)

$       5,325   Escambia County Housing Finance Authority, Florida, Dormitory         6/09 at 101.00         AAA     $    5,889,130
                 Revenue Bonds, University of West Florida Foundation Inc.
                 Project, Series 1999, 5.750%, 6/01/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.4% (8.5% OF TOTAL INVESTMENTS)

        2,000   Brevard County Health Facilities Authority, Florida, Hospital        10/06 at 101.00         AAA          2,122,060
                 Revenue Bonds, Holmes Regional Medical Center Project,
                 Series 1996, 5.625%, 10/01/14 - MBIA Insured

        2,500   Hillsborough County Industrial Development Authority,                   No Opt. Call         AAA          3,112,750
                 Florida, Industrial Development Revenue Bonds, University
                 Community Hospital, Series 1994, 6.500%, 8/15/19 -
                 MBIA Insured

        5,000   Lee County Hospital Board, Florida, Fixed-Rate Hospital               4/07 at 102.00         AAA          5,404,000
                 Revenue Bonds, Lee Memorial Health System, Series 1997A,
                 5.750%, 4/01/22 - MBIA Insured

        7,220   Miami-Dade County Health Facility Authority, Florida,                 8/11 at 101.00         AAA          7,515,154
                 Hospital Revenue Refunding Bonds, Miami Children's
                 Hospital, Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

        5,000   North Broward Hospital District, Florida, Revenue Refunding           1/07 at 101.00         AAA          5,261,850
                 and Improvement Bonds, Series 1997, 5.375%, 1/15/24 -
                 MBIA Insured

        5,255   Polk County Industrial Development Authority, Florida,                3/05 at 100.50         AAA          5,323,735
                 Revenue Bonds, Winter Haven Hospital, Series 1985-2,
                 6.250%, 9/01/15 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 14.7% (10.1% OF TOTAL INVESTMENTS)

          980   Broward County Housing Finance Authority, Florida, GNMA               6/07 at 102.00         AAA          1,015,809
                 Collateralized Multifamily Housing Revenue Refunding Bonds,
                 Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27
                 (Alternative Minimum Tax)

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Refunding Bonds, Saxon Manor Isles Project,
                Series 1998A, Subseries 1:
        1,040    5.350%, 9/01/18 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,081,122
        1,400    5.400%, 9/01/23 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,439,634

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Bonds, Saxon Manor Isles Project, Series 1998B:
        1,260    5.350%, 9/01/18 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,309,820
        1,000    5.400%, 9/01/23 (Alternative Minimum Tax) - FSA Insured              3/08 at 101.00         AAA          1,028,310

                Dade County Housing Finance Authority, Florida, Multifamily
                Mortgage Revenue Bonds, Siesta Pointe Apartments Project,
                Series 1997A:
        1,230    5.650%, 9/01/17 (Alternative Minimum Tax) - FSA Insured              9/07 at 101.00         AAA          1,279,385
        1,890    5.750%, 9/01/29 (Alternative Minimum Tax) - FSA Insured              9/07 at 101.00         AAA          1,939,027

        1,400   Florida Housing Finance Agency, Housing Revenue Bonds,                4/07 at 102.00         AAA          1,459,136
                 Riverfront Apartments, Series 1997A, 6.250%, 4/01/37
                 (Alternative Minimum Tax) - AMBAC Insured

        1,590   Florida Housing Finance Agency, Housing Revenue Bonds,               12/05 at 102.00         AAA          1,640,101
                 Williamsburg Village Apartments, Series 1995E,
                 6.100%, 12/01/20 (Alternative Minimum Tax) -
                 AMBAC Insured

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,                5/06 at 102.00         AAA          1,037,520
                 Turtle Creek Apartments, Series 1996C-1, 6.100%, 5/01/16
                 (Alternative Minimum Tax) - AMBAC Insured

                Florida Housing Finance Agency, Housing Revenue Bonds,
                Sterling Palms Apartments, Series 1996D-1:
          975    6.300%, 12/01/16 (Alternative Minimum Tax) - AMBAC Insured           6/06 at 102.00         AAA          1,014,010
        1,500    6.400%, 12/01/26 (Alternative Minimum Tax) - AMBAC Insured           6/06 at 102.00         AAA          1,554,660

          750   Florida Housing Finance Agency, Housing Revenue Bonds,               12/06 at 102.00         AAA            778,358
                 Crossings at Indian Run Apartments, Series 1996V,
                 6.100%, 12/01/26 (Alternative Minimum Tax) -
                 AMBAC Insured

        2,500   Florida Housing Finance Corporation, GNMA Collateralized              9/10 at 102.00         AAA          2,613,725
                 Housing Revenue Bonds, Raintree Apartments, Series 2000J-1,
                 5.950%, 3/01/35 (Alternative Minimum Tax)

        2,075   Florida Housing Finance Corporation, GNMA Collateralized             12/10 at 102.00         AAA          2,190,453
                 Housing Revenue Bonds, Cobblestone Apartments,
                 Series 2000K-1, 6.000%, 12/01/33 (Alternative Minimum Tax)


                                       25


                        Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                             Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

                Florida Housing Finance Corporation, Housing Revenue Bonds,
                Augustine Club Apartments, Series 2000D-1:
$       1,500    5.500%, 10/01/20 - MBIA Insured                                     10/10 at 102.00         Aaa     $    1,608,645
        4,750    5.750%, 10/01/30 - MBIA Insured                                     10/10 at 102.00         Aaa          4,988,593

        3,605   Jacksonville, Florida, GNMA Collateralized Housing Revenue            3/05 at 101.00         AAA          3,631,641
                 Refunding Bonds, Windermere Manor Apartments,
                 Series 1993A, 5.875%, 3/20/28

        1,425   Miami-Dade County Housing Finance Authority, Florida,                 6/11 at 100.00         AAA          1,488,142
                 Multifamily Mortgage Revenue Bonds, Country Club Villas II
                 Project, Series 2001-1A, 5.750%, 7/01/27 (Alternative
                 Minimum Tax) - FSA Insured

        1,065   Palm Beach County Housing Finance Authority, Florida,                 7/12 at 100.00         AAA          1,101,050
                 Multifamily Housing Revenue Bonds, Westlake Apartments
                 Phase II, Series 2002, 5.150%, 7/01/22 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.3% (1.0% OF TOTAL INVESTMENTS)

          420   Broward County Housing Finance Authority, Florida, Single             4/09 at 101.00         Aaa            427,006
                 Family Mortgage Revenue Refunding Bonds, Series 1999B,
                 5.250%, 4/01/31 (Alternative Minimum Tax) - MBIA Insured

        1,410   Escambia County Housing Finance Authority, Florida,                   4/08 at 102.00         Aaa          1,429,712
                 Multi-County Single Family Mortgage Revenue Bonds,
                 Series 1999, 5.200%, 4/01/32 (Alternative Minimum Tax) -
                 MBIA Insured

        6,890   Florida Housing Finance Corporation, Homeowner Mortgage                1/10 at 24.65         AAA          1,225,249
                 Revenue Bonds, Series 2000-4, 0.000%, 7/01/30 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 2.8% (1.9% OF TOTAL INVESTMENTS)

        4,940   Florida State Board of Education, Full Faith and Credit, Public       6/11 at 101.00         AAA          5,121,644
                 Education Capital Outlay Bonds, Series 2001C,
                 5.125%, 6/01/29 - FGIC Insured

        1,390   Venice, Florida, General Obligation Bonds, Series 2004,               2/14 at 100.00         AAA          1,464,087
                 5.000%, 2/01/24 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 47.7% (32.6% OF TOTAL INVESTMENTS)

        3,820   Broward County School Board, Florida, Certificates of                 7/13 at 100.00         AAA          4,174,152
                 Participation, Series 2003, 5.250%, 7/01/19 - MBIA Insured

        4,835   Cape Coral, Florida, Capital Improvement Revenue Bonds,              10/09 at 101.00         Aaa          5,295,534
                 Series 1999, 5.375%, 10/01/24 - FSA Insured

        1,250   Dade County, Florida, Special Obligation and Refunding Bonds,        10/06 at 102.00         AAA          1,264,213
                 Series 1996B, 5.000%, 10/01/35 - AMBAC Insured

        1,555   DeSoto County, Florida, Capital Improvement Revenue Bonds,            4/12 at 101.00         AAA          1,705,975
                 Series 2002, 5.250%, 10/01/20 - MBIA Insured

                Destin, Florida, Capital Improvement Revenue Bonds, Series 2002:
        1,000    5.000%, 8/01/27 - MBIA Insured                                       8/12 at 101.00         Aaa          1,036,460
        1,000    5.125%, 8/01/31 - MBIA Insured                                       8/12 at 101.00         Aaa          1,034,620

        2,500   Escambia County School Board, Florida, Certificates of                2/15 at 100.00         AAA          2,661,875
                 Participation, Series 2004, 5.000%, 2/01/22 - MBIA Insured

        2,230   Florida Ports Financing Commission, Revenue Bonds, State             10/09 at 101.00         AAA          2,415,893
                 Transportation Trust Fund - Intermodal Program, Series 1999,
                 5.500%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured

        1,435   Florida Department of Environmental Protection, Florida               7/13 at 101.00         AAA          1,551,565
                 Forever Revenue Bonds, Series 2003A, 5.000%, 7/01/19 -
                 FGIC Insured

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
        3,365    5.375%, 11/01/25 - MBIA Insured                                     11/10 at 101.00         AAA          3,659,438
        3,345    5.375%, 11/01/30 - MBIA Insured                                     11/10 at 101.00         AAA          3,574,668

        1,000   Florida Municipal Loan Council, Revenue Bonds, Series 2001A,         11/11 at 101.00         AAA          1,102,800
                 5.250%, 11/01/18 - MBIA Insured

        1,080   Gulf Breeze, Florida, Local Government Loan Program,                 12/06 at 101.00         AAA          1,161,616
                 Remarketed 6-3-1996, Series 1985B, 5.900%, 12/01/15
                 (Mandatory put 12/01/10) - FGIC Insured

        1,020   Gulf Breeze, Florida, Local Government Loan Program,                 12/06 at 101.00         AAA          1,097,081
                 Remarketed 6-3-1996, Series 1985C, 5.900%, 12/01/15
                 (Mandatory put 12/01/08) - FGIC Insured

        1,500   Gulf Breeze, Florida, Local Government Loan Program,                 12/10 at 101.00         AAA          1,618,050
                 Remarketed 7-3-2000, Series 1985E, 5.750%, 12/01/20
                 (Mandatory put 12/01/19) - FGIC Insured

        5,200   Gulf Breeze, Florida, Local Government Loan Program,                 12/11 at 101.00         AAA          5,559,840
                 Remarketed 6-1-2001, Series 1985E, 4.750%, 12/01/20
                 (Mandatory put 12/01/11) - FGIC Insured


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,000   Hillsborough County, Florida, Community Investment Tax               11/13 at 101.00         AAA     $    2,121,900
                 Revenue Bonds, Series 2004, 5.000%, 5/01/23 -
                 AMBAC Insured

        6,000   Hillsborough County School Board, Florida, Certificates of            7/13 at 100.00         AAA          6,186,420
                 Participation, Series 2003, 5.000%, 7/01/29 - MBIA Insured

        1,500   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA          1,653,255
                 Bonds, Series 2003, 5.250%, 10/01/20 - MBIA Insured

                Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
        1,730    5.000%, 10/01/18 - AMBAC Insured                                    10/12 at 100.00         AAA          1,855,529
        2,000    5.000%, 10/01/19 - AMBAC Insured                                    10/12 at 100.00         AAA          2,136,840

        1,330   Lee County, Florida, Local Option Gas Tax Revenue Bonds,             10/14 at 100.00         Aaa          1,428,088
                 Series 2004, 5.000%, 10/01/20 - FGIC Insured

       18,000   Miami-Dade County, Florida, Subordinate Special Obligation             4/08 at 49.54         AAA          7,590,780
                 Bonds, Series 1997A, 0.000%, 10/01/21 - MBIA Insured

        1,000   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                1/05 at 101.00         AAA          1,013,990
                 Series 1994, 7.000%, 1/01/14 - FGIC Insured

        3,180   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00         AAA          3,435,290
                 Series 2002B, 5.125%, 1/01/19 - FGIC Insured

        4,770   Orange County School Board, Florida, Master Lease Program,            8/07 at 101.00         Aaa          5,088,731
                 Certificates of Participation, Series 1997A, 5.375%, 8/01/22 -
                 MBIA Insured

        5,820   Osceola County, Florida, Transportation Revenue Bonds,                4/14 at 100.00         Aaa          6,166,581
                 Osceola Parkway, Series 2004, 5.000%, 4/01/23 - MBIA Insured

        6,500   Palm Beach County, Florida, Administrative Complex Revenue              No Opt. Call         AAA          7,306,130
                 Refunding Bonds, Series 1993, 5.250%, 6/01/11 - FGIC Insured

                Palm Beach County, Florida, Revenue Refunding Bonds,
                Criminal Justice Facilities, Series 1993:
        2,500    5.375%, 6/01/08 - FGIC Insured                                         No Opt. Call         AAA          2,739,500
        4,000    5.375%, 6/01/10 - FGIC Insured                                         No Opt. Call         AAA          4,487,960

        2,150   Palm Beach County School Board, Florida, Certificates of              8/14 at 100.00         AAA          2,261,069
                 Participation, Series 2004A, 5.000%, 8/01/24 - FGIC Insured

        1,300   Plantation, Florida, Non-Ad Valorem Revenue Refunding and             8/13 at 100.00         Aaa          1,385,657
                 Improvement Bonds, Series 2003, 5.000%, 8/15/21 -
                 FSA Insured

        4,260   St. Lucie County School Board, Florida, Certificates of               7/14 at 100.00         AAA          4,478,666
                 Participation, Master Lease Program, Series 2004A,
                 5.000%, 7/01/24 - FSA Insured

                St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional
                Sports Facility, Series 2003:
        1,405    5.125%, 10/01/19 - FSA Insured                                      10/13 at 100.00         Aaa          1,526,589
        1,475    5.125%, 10/01/20 - FSA Insured                                      10/13 at 100.00         Aaa          1,596,968
        1,555    5.125%, 10/01/21 - FSA Insured                                      10/13 at 100.00         Aaa          1,676,430

        1,245   Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002,               4/12 at 100.00         AAA          1,310,201
                 5.000%, 4/01/22 - FGIC Insured

        2,000   Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004,         10/14 at 100.00         AAA          2,145,840
                 5.000%, 10/01/21 - FSA Insured

        1,785   Volusia County, Florida, Tax Revenue Bonds, Tourist                  12/14 at 100.00         Aaa          1,887,173
                 Development, Series 2004, 5.000%, 12/01/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 18.0% (12.3% OF TOTAL INVESTMENTS)

        9,000   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA          9,326,610
                 Series 2001J-1, 5.250%, 10/01/26 (Alternative Minimum Tax) -
                 AMBAC Insured

        2,150   Broward County, Florida, Airport System Revenue Bonds,               10/14 at 100.00         AAA          2,266,057
                 Series 2004L, 5.000%, 10/01/23 - AMBAC Insured

        1,100   Dade County, Florida, Seaport Revenue Refunding Bonds,               10/05 at 102.00         AAA          1,150,446
                 Series 1995, 5.750%, 10/01/15 - MBIA Insured

        2,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/13 at 100.00         AAA          2,154,740
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/17 -
                 FSA Insured

        3,800   Jacksonville Port Authority, Florida, Port Facilities Revenue        11/06 at 102.00         AAA          4,026,974
                 Bonds, Series 1996, 5.625%, 11/01/18 (Alternative
                 Minimum Tax) - MBIA Insured

       15,025   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00         AAA         16,587,149
                 6.000%, 10/01/32 (Alternative Minimum Tax) - FSA Insured


                                       27


                        Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                             Portfolio of INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       5,615   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA     $    6,284,926
                 Miami International Airport, Series 2002, 5.750%, 10/01/19
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 12.9% (8.8% OF TOTAL INVESTMENTS)

        3,750   Broward County Health Facilities Authority, Florida, Hospital         6/05 at 100.00         AAA          3,799,350
                 Revenue Bonds, Holy Cross Hospital, Series 1993,
                 5.850%, 6/01/12 (Pre-refunded to 6/01/05) - AMBAC Insured

       10,000   Port St. Lucie, Florida, Utility System Revenue Bonds,                 9/11 at 34.97         AAA          2,753,600
                 Series 2001, 0.000%, 9/01/29 (Pre-refunded to 9/01/11) -
                 MBIA Insured

                St. Lucie County, Florida, Utility System Revenue Refunding
                Bonds, Series 1993:
        5,000    5.500%, 10/01/15 - FGIC Insured                                        No Opt. Call         AAA          5,529,500
        1,200    5.500%, 10/01/21 - FGIC Insured                                        No Opt. Call         AAA          1,328,052

        7,855   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          9,656,466
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

        5,000   Sunrise, Florida, Utility System Revenue Bonds, Series 1996A,        10/06 at 101.00         AAA          5,352,350
                 5.750%, 10/01/21 (Pre-refunded to 10/01/06) -
                 AMBAC Insured

        1,500   Tampa, Florida, Healthcare System Revenue Bonds, Allegany             6/05 at 100.50         AAA          1,537,635
                 Health System - St. Joseph's Hospital, Series 1993,
                 5.125%, 12/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.0% (2.8% OF TOTAL INVESTMENTS)

        3,525   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call         AAA          4,014,023
                 Refunding Bonds, Series 1997A, 6.000%, 10/01/09 -
                 AMBAC Insured

        8,000   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call         AAA          5,303,920
                 Bonds, Series 2002B, 0.000%, 10/01/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 29.4% (20.1% OF TOTAL INVESTMENTS)

                Broward County, Florida, Water and Sewer Utility Revenue
                Bonds, Series 2003:
        4,775    5.000%, 10/01/21 - MBIA Insured                                     10/13 at 100.00         AAA          5,093,445
        4,500    5.000%, 10/01/24 - MBIA Insured                                     10/13 at 100.00         AAA          4,732,425

                Davie, Florida, Water and Sewer Revenue Refunding and
                Improvement Bonds, Series 2003:
          910    5.250%, 10/01/17 - AMBAC Insured                                    10/13 at 100.00         AAA          1,010,682
          475    5.250%, 10/01/18 - AMBAC Insured                                    10/13 at 100.00         AAA            525,835

                Deltona, Florida, Utility Systems Water and Sewer Revenue
                Bonds, Series 2003:
        1,250    5.250%, 10/01/22 - MBIA Insured                                     10/13 at 100.00         AAA          1,367,225
        1,095    5.000%, 10/01/23 - MBIA Insured                                     10/13 at 100.00         AAA          1,157,284
        1,225    5.000%, 10/01/24 - MBIA Insured                                     10/13 at 100.00         AAA          1,288,271

        1,000   Florida Governmental Utility Authority, Utility System Revenue        7/09 at 101.00         Aaa          1,021,970
                 Bonds, Golden Gate Project, Series 1999, 5.000%, 7/01/29 -
                 AMBAC Insured

        3,945   Florida Governmental Utility Authority, Utility System Revenue       10/13 at 100.00         AAA          4,169,392
                 Bonds, Citrus Project, Series 2003, 5.000%, 10/01/23 -
                 AMBAC Insured

        8,000   Indian River County, Florida, Water and Sewer Revenue                 9/08 at 102.00         AAA          8,641,120
                 Bonds, Series 1993A, 5.250%, 9/01/24 - FGIC Insured

        2,000   Indian Trail Water Control District, Florida, Water Control           8/07 at 101.00         AAA          2,142,380
                 and Improvement Bonds - Unit 17, Series 1996,
                 5.500%, 8/01/22 - MBIA Insured

        3,450   JEA, Florida, Water and Sewerage System Revenue Bonds,                4/07 at 100.00         AAA          3,605,354
                 Series 2002A, 5.375%, 10/01/30 - MBIA Insured

        2,510   JEA, Florida, Water and Sewerage System Revenue Bonds,               10/13 at 100.00         AAA          2,773,600
                 Series 2004A, 5.000%, 10/01/14 - FGIC Insured

        1,450   Jupiter, Florida, Water Revenue Bonds, Series 2003,                  10/13 at 100.00         AAA          1,539,030
                 5.000%, 10/01/22 - AMBAC Insured

        2,000   Manatee County, Florida, Public Utilities Revenue Bonds,             10/13 at 100.00         Aaa          2,165,380
                 Series 2003, 5.125%, 10/01/20 - MBIA Insured

                Marco Island, Florida, Water Utility System Revenue Bonds,
                Series 2003:
        1,350    5.250%, 10/01/17 - MBIA Insured                                     10/13 at 100.00         AAA          1,499,364
        1,000    5.250%, 10/01/18 - MBIA Insured                                     10/13 at 100.00         AAA          1,107,020


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,750   Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay            10/13 at 100.00         AAA     $    1,873,358
                 Utility Corporation, Series 2003, 5.000%, 10/01/20 -
                 MBIA Insured

                Palm Coast, Florida, Water Utility System Revenue Bonds,
                Series 2003:
        1,000    5.250%, 10/01/19 - MBIA Insured                                     10/13 at 100.00         AAA          1,105,610
          500    5.250%, 10/01/20 - MBIA Insured                                     10/13 at 100.00         AAA            551,085
          500    5.250%, 10/01/21 - MBIA Insured                                     10/13 at 100.00         AAA            548,865

        1,170   Polk County, Florida, Utility System Revenue Bonds,                  10/14 at 100.00         AAA          1,236,023
                 Series 2004A, 5.000%, 10/01/24 - FGIC Insured

                Port St. Lucie, Florida, Stormwater Utility System Revenue
                Refunding Bonds, Series 2002:
        1,190    5.250%, 5/01/15 - MBIA Insured                                       5/12 at 100.00         AAA          1,321,982
        1,980    5.250%, 5/01/17 - MBIA Insured                                       5/12 at 100.00         AAA          2,185,068

        2,330   Port St. Lucie, Florida, Utility System Revenue Bonds,                9/13 at 100.00         AAA          2,484,152
                 Series 2003, 5.000%, 9/01/21 - MBIA Insured

        1,000   Port St. Lucie, Florida, Utility System Revenue Bonds,                9/14 at 100.00         Aaa          1,072,420
                 Series 2004, 5.000%, 9/01/21 - MBIA Insured

                Sebring, Florida, Water and Wastewater Revenue Refunding
                Bonds, Series 2002:
        1,360    5.250%, 1/01/17 - FGIC Insured                                       1/13 at 100.00         AAA          1,503,630
          770    5.250%, 1/01/18 - FGIC Insured                                       1/13 at 100.00         AAA            849,024
          500    5.250%, 1/01/20 - FGIC Insured                                       1/13 at 100.00         AAA            549,360

        3,530   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          4,275,358
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

        1,300   Sunrise, Florida, Utility System Revenue Refunding Bonds,            10/06 at 102.00         AAA          1,400,346
                 Series 1996, 5.800%, 10/01/11 - AMBAC Insured

        2,000   Village Center Community Development District, Florida,              10/13 at 101.00         AAA          2,168,500
                 Utility Revenue Bonds, Series 2003, 5.250%, 10/01/23 -
                 MBIA Insured

        1,100   Wauchula, Florida, Utility Revenue Bonds, Series 2001A,              10/11 at 101.00         AAA          1,129,413
                 5.000%, 10/01/31 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     341,360   Total Long-Term Investments (cost $313,281,762) - 145.7%                                                338,054,654
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.3% (0.2% OF TOTAL INVESTMENTS)

          700   Puerto Rico Government Development Bank, Adjustable                                          A-1            700,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.920%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         700   Total Short-Term Investments (cost $700,000)                                                                700,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $313,981,762) - 146.0%                                                          338,754,654
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      4,339,861
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.8)%                                                       (111,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  232,094,515
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF)
                        Portfolio of
                                INVESTMENTS December 31, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.3% (8.2% OF TOTAL INVESTMENTS)

$       2,240   FSU Financial Assistance Inc., Florida, General Revenue                 No Opt. Call         AAA     $    2,489,984
                 Bonds, Educational and Athletic Facilities Improvements,
                 Series 2004, 5.000%, 10/01/14 - AMBAC Insured

        1,985   North Miami, Florida, Educational Facilities Revenue                  4/13 at 100.00         AAA          2,113,866
                 Refunding Bonds, Johnson and Wales University,
                 Series 2003A, 5.000%, 4/01/19 - XLCA Insured

                Volusia County Educational Facilities Authority, Florida,
                Revenue Refunding Bonds, Embry-Riddle Aeronautical University
                Project, Series 2003:
        1,000    5.200%, 10/15/26 - RAAI Insured                                     10/13 at 100.00          AA          1,042,320
        1,250    5.200%, 10/15/33 - RAAI Insured                                     10/13 at 100.00          AA          1,286,138


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.1% (10.7% OF TOTAL INVESTMENTS)

        4,000   Highlands County Health Facilities Authority, Florida, Hospital      11/13 at 100.00           A          4,336,000
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2003D, 5.875%, 11/15/29

        3,000   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1          3,189,090
                 Bonds, Baycare Health System, Series 2003, 5.750%, 11/15/27

        1,500   South Miami Health Facilities Authority, Florida, Hospital            2/13 at 100.00         AA-          1,539,645
                 Revenue Bonds, Baptist Health Systems of South Florida,
                 Series 2003, 5.200%, 11/15/28


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.9% (1.3% OF TOTAL INVESTMENTS)

        1,010   Florida Housing Finance Agency, GNMA Collateralized Home                No Opt. Call         AAA          1,069,630
                 Ownership Revenue Refunding Bonds, Series 1987G-1,
                 8.595%, 11/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 8.2% (5.4% OF TOTAL INVESTMENTS)

        1,665   Florida State Board of Education, Full Faith and Credit Public        6/12 at 101.00         AAA          1,710,638
                 Education Capital Outlay Bonds, Series 2002A,
                 5.000%, 6/01/32 - MBIA Insured

        2,660   Grand Prairie Independent School District, Dallas County,             2/13 at 100.00         AAA          2,883,759
                 Texas, General Obligation Bonds, Series 2003,
                 5.375%, 2/15/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 78.3% (52.1% OF TOTAL INVESTMENTS)

        1,000   Escambia County, Florida, Sales Tax Revenue Refunding                10/12 at 101.00         AAA          1,106,300
                 Bonds, Series 2002, 5.250%, 10/01/17 - AMBAC Insured

        1,525   Fernandina Beach, Florida, Utility Acquisition and Improvement        9/13 at 100.00         AAA          1,611,071
                 Revenue Bonds, Series 2003, 5.000%, 9/01/23 - FGIC Insured

        3,000   Florida Municipal Loan Council, Revenue Bonds,                       12/13 at 100.00         AAA          3,099,030
                 Series 2003B, 5.000%, 12/01/28 - MBIA Insured

        4,000   Hillsborough County School Board, Florida, Certificates               7/13 at 100.00         AAA          4,124,280
                 of Participation, Series 2003, 5.000%, 7/01/29 -
                 MBIA Insured (PLG)

        2,270   Jacksonville, Florida, Local Government Sales Tax Revenue            10/12 at 100.00         AAA          2,534,387
                 Refunding and Improvement Bonds, Series 2002,
                 5.375%, 10/01/18 - FGIC Insured

        2,265   Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B,          10/12 at 100.00         AAA          2,409,099
                 5.000%, 10/01/20 - AMBAC Insured

        1,000   Lee County, Florida, Local Option Gas Tax Revenue Bonds,             10/14 at 100.00         Aaa          1,073,750
                 Series 2004, 5.000%, 10/01/20 - FGIC Insured

        2,000   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00         AAA          2,174,860
                 Series 2002A, 5.125%, 1/01/17 - FGIC Insured

        1,500   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00         AAA          1,554,750
                 Series 2002B, 5.125%, 1/01/32 - FGIC Insured

        3,370   Osceola County School Board, Florida, Certificates of                 6/12 at 101.00         Aaa          3,632,860
                 Participation, Series 2002A, 5.125%, 6/01/20 -
                 AMBAC Insured

        3,335   Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds,             10/14 at 100.00         AAA          3,687,076
                 Series 2004, 5.250%, 10/01/20 - MBIA Insured


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$               Palm Beach County School Board, Florida, Certificates of
                Participation, Series 2002D:
        2,950    5.250%, 8/01/20 - FSA Insured                                        8/12 at 100.00         AAA     $    3,213,612
        3,670    5.000%, 8/01/28 - FSA Insured                                        8/12 at 100.00         AAA          3,768,870

        3,460   Palm Beach Gardens, Florida, Special Obligation Revenue               2/13 at 100.00         AAA          3,694,104
                 Bonds, Series 2004, 5.000%, 5/01/20 - AMBAC Insured

        2,115   Port St. Lucie, Florida, Sales Tax Revenue Bonds,                     9/13 at 100.00         AAA          2,234,371
                 Series 2003, 5.000%, 9/01/23 - MBIA Insured

        4,000   St. Lucie County School Board, Florida, Certificates                  7/14 at 100.00         AAA          4,205,320
                 of Participation, Master Lease Program, Series 2004A,
                 5.000%, 7/01/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.0% (7.3% OF TOTAL INVESTMENTS)

        2,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          2,052,300
                 Revenue Bonds, Series 2002A, 5.125%, 10/01/32 -
                 FSA Insured

        2,105   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/13 at 100.00         AAA          2,267,864
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/17 -
                 FSA Insured

        1,730   Lee County, Florida, Transportation Facilities Revenue Bonds,        10/14 at 100.00         AAA          1,846,100
                 Series 2004B, 5.000%, 10/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.8% (2.5% OF TOTAL INVESTMENTS)

        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          2,126,540
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 18.8% (12.5% OF TOTAL INVESTMENTS)

        2,000   JEA, Florida, Water and Sewerage System Revenue Bonds,                4/07 at 100.00         AAA          2,090,060
                 Series 2002A, 5.375%, 10/01/30 - MBIA Insured

        3,000   Marco Island, Florida, Water Utility System Revenue Bonds,           10/13 at 100.00         AAA          3,117,210
                 Series 2003, 5.000%, 10/01/27 - MBIA Insured

        2,000   Miami-Dade County, Florida, Water and Sewer System                   10/09 at 101.00         AAA          2,045,240
                 Revenue Bonds, Series 1999A, 5.000%, 10/01/29 -
                 FGIC Insured

          500   North Port, Florida, Utility System Revenue Bonds,                   10/10 at 101.00         Aaa            517,705
                 Series 2000, 5.000%, 10/01/25 - FSA Insured

        1,095   Palm Bay, Florida, Utility System Revenue Bonds,                     10/14 at 100.00         AAA          1,210,599
                 Series 2004, 5.250%, 10/01/20 - MBIA Insured

        1,500   Port St. Lucie, Florida, Stormwater Utility System Revenue            5/12 at 100.00         AAA          1,569,674
                 Refunding Bonds, Series 2002, 5.000%, 5/01/23 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      79,700   Total Long-Term Investments (cost $81,538,451) - 150.4%                                                  84,628,102
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                        632,519
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.5)%                                                        (29,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   56,260,621
                ====================================================================================================================

                        Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF) (continued)
                             Portfolio of INVESTMENTS December 31, 2004 (Unaudited)


FORWARD SWAP CONTRACTS OUTSTANDING AT DECEMBER 31, 2004:
                                                                                                          SWAP           UNREALIZED
                                                                       NOTIONAL     EFFECTIVE      TERMINATION         APPRECIATION
                                                                         AMOUNT        DATE(2)            DATE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan dated July 1, 2004, to pay semi-annually the notional amount multiplied by 5.805% (annualized) and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar - London Inter-Bank
Offered Rates).                                                      $3,400,000       2/02/05          2/02/25            $(282,811)

Agreement with Morgan Stanley dated July 15, 2004, to pay
semi-annually the notional amount multiplied by 5.717%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar - London Inter-Bank Offered Rates).                            2,200,000       1/14/05          1/14/35             (163,820)

Agreement with Morgan Stanley dated December 8, 2004,
to pay semi-annually the notional amount multiplied by
5.313% (annualized) and receive quarterly the notional
amount multiplied by the  three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).               700,000       7/18/05          7/18/35                 (194)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(446,825)
------------------------------------------------------------------------------------------------------------------------------------

                            At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                     (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                     (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                       * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                      ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                   (PLG) Portion of security, with an aggregate market value of $360,875, has been pledged to collateralize the net payment obligations under forward swap contracts.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES December 31, 2004 (Unaudited)
                                                               FLORIDA              FLORIDA     INSURED FLORIDA     INSURED FLORIDA
                                                    INVESTMENT QUALITY       QUALITY INCOME      PREMIUM INCOME  TAX-FREE ADVANTAGE
                                                                 (NQF)                (NUF)               (NFL)               (NWF)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $358,033,426,
   $319,664,835, $313,981,762 and
   $81,538,451, respectively)                             $382,920,166         $335,089,342        $338,754,654         $84,628,102
Cash                                                                --                   --             144,223                  --
Receivables:
   Interest                                                  4,869,306            4,680,742           4,240,522           1,167,861
   Investments sold                                            700,000              165,000             186,524               5,000
Other assets                                                    22,706               36,626              22,435                 970
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                         388,512,178          339,971,710         343,348,358          85,801,933
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank borrowings                                                413,273              877,643                  --              56,200
Forward swaps, at value                                             --                   --                  --             446,825
Accrued expenses:
   Management fees                                             206,888              181,209             183,806              23,295
   Other                                                        60,850               55,400              67,799              14,833
Preferred share dividends payable                                5,808                1,722               2,238                 159
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                        686,819            1,115,974             253,843             541,312
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                     132,000,000          117,000,000         111,000,000          29,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $255,825,359         $221,855,736        $232,094,515         $56,260,621
====================================================================================================================================
Common shares outstanding                                   16,566,145           14,293,688          14,369,451           3,882,034
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                  $      15.44         $      15.52        $      16.15         $     14.49
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                   $    165,661         $    142,937        $    143,695         $    38,820
Paid-in surplus                                            231,376,814          205,962,145         203,992,898          54,741,760
Undistributed (Over-distribution of)
   net investment income                                     2,112,275            1,662,851           2,453,885            (177,455)
Accumulated net realized gain (loss) from investments
   and forward swaps                                        (2,716,131)          (1,336,704)            731,145            (985,330)
Net unrealized appreciation (depreciation)
   of investments and forward swaps                         24,886,740           15,424,507          24,772,892           2,642,826
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $255,825,359         $221,855,736        $232,094,515         $56,260,621
====================================================================================================================================
Authorized shares:
   Common                                                     Unlimited            Unlimited          Unlimited           Unlimited
   Preferred                                                  Unlimited           Unlimited           Unlimited           Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended December 31, 2004 (Unaudited)
                                                               FLORIDA              FLORIDA     INSURED FLORIDA     INSURED FLORIDA
                                                    INVESTMENT QUALITY       QUALITY INCOME      PREMIUM INCOME  TAX-FREE ADVANTAGE
                                                                 (NQF)                (NUF)               (NFL)               (NWF)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                          $ 9,682,388          $ 8,163,462         $ 8,547,520          $1,977,099
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                              1,227,114            1,074,449           1,092,984             274,673
Preferred shares - auction fees                                166,356              147,452             139,890              36,548
Preferred shares - dividend disbursing agent fees               10,081               15,123              10,081               5,042
Shareholders' servicing agent fees and expenses                 14,417               11,175              10,786                 475
Custodian's fees and expenses                                   53,684               40,435              37,971              11,246
Trustees' fees and expenses                                      4,803                4,223               4,345               1,107
Professional fees                                               61,276               36,788               9,783               4,805
Shareholders' reports - printing and mailing expenses           18,378               11,370              10,816               2,988
Stock exchange listing fees                                      5,494                5,590               5,551                 166
Investor relations expense                                      22,373               19,445              19,734               5,021
Other expenses                                                  11,322               11,993              10,527               5,015
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                     1,595,298            1,378,043           1,352,468             347,086
   Custodian fee credit                                         (5,771)              (6,468)             (7,014)             (2,677)
   Expense reimbursement                                            --                   --                  --            (136,334)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                  1,589,527           1,371,575           1,345,454             208,075
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         8,092,861           6,791,887           7,202,066           1,769,024
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                       78,821           (1,323,675)          1,108,195             (33,002)
Net realized gain (loss) from forward swaps                         --                   --                  --            (102,111)
Change in net unrealized appreciation (depreciation)
   of investments                                           11,293,396           12,226,464           8,855,583           3,320,963
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                 --                   --                  --            (446,825)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                            11,372,217           10,902,789           9,963,778           2,739,025
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                    (630,486)            (527,846)           (530,250)           (134,580)
From accumulated net realized gains from investments                --                   --             (74,233)                 --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                    (630,486)            (527,846)           (604,483)           (134,580)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                  $18,834,592          $17,166,830         $16,561,361          $4,373,469
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                                         FLORIDA INVESTMENT QUALITY (NQF)           FLORIDA QUALITY INCOME (NUF)
                                                      -------------------------------------    -------------------------------------
                                                      SIX MONTHS ENDED           YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                             12/31/04               6/30/04            12/31/04             6/30/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 8,092,861         $ 17,514,092        $  6,791,887        $ 14,877,577
Net realized gain (loss) from investments                       78,821           (2,803,982)         (1,323,675)            (32,845)
Net realized gain (loss) from forward swaps                         --                   --                  --                  --
Change in net unrealized appreciation (depreciation)
   of investments                                           11,293,396          (11,261,628)         12,226,464         (11,076,128)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                 --                   --                  --                  --
Distributions to Preferred shareholders:
   From net investment income                                 (630,486)            (935,071)           (527,846)           (760,122)
   From accumulated net realized gains from investments             --             (222,346)                 --            (126,819)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
      shares from operations                                18,834,592            2,291,065          17,166,830           2,881,663
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (8,343,902)         (16,718,800)         (7,072,876)        (14,211,785)
From accumulated net realized gains from investments                --           (3,231,994)                 --          (2,042,597)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                (8,343,902)         (19,950,794)         (7,072,876)        (16,254,382)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions                      289,622              848,891             103,211             720,589
Preferred shares offering costs                                     --                   --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                             289,622              848,891             103,211             720,589
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                         10,780,312          (16,810,838)         10,197,165         (12,652,130)
Net assets applicable to Common shares at the beginning
   of period                                               245,045,047          261,855,885         211,658,571         224,310,701
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                          $255,825,359         $245,045,047        $221,855,736        $211,658,571
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                            $  2,112,275         $  2,993,802        $  1,662,851        $  2,471,686
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                                                        INSURED FLORIDA
                                                       INSURED FLORIDA PREMIUM INCOME (NFL)           TAX-FREE ADVANTAGE (NWF)
                                                      -------------------------------------    -------------------------------------
                                                      SIX MONTHS ENDED           YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                             12/31/04               6/30/04            12/31/04             6/30/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 7,202,066         $ 14,694,385         $ 1,769,024         $ 3,621,778
Net realized gain (loss) from investments                    1,108,195            1,274,638             (33,002)           (853,466)
Net realized gain (loss) from forward swaps                         --                   --            (102,111)                 --
Change in net unrealized appreciation (depreciation)
   of investments                                            8,855,583          (13,917,598)          3,320,963          (2,969,559)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                 --                   --            (446,825)                 --
Distributions to Preferred shareholders:
   From net investment income                                 (530,250)            (788,965)           (134,580)           (201,060)
   From accumulated net realized gains from investments        (74,233)            (113,631)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
      shares from operations                                16,561,361            1,148,829           4,373,469            (402,307)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (6,917,713)         (13,709,147)         (1,626,406)         (3,352,591)
From accumulated net realized gains from investments        (1,576,329)          (1,461,384)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                (8,494,042)         (15,170,531)         (1,626,406)         (3,352,591)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
     due to reinvestment of distributions                       61,945              496,462               9,908              43,015
Preferred shares offering costs                                     --                   --                  --              (7,003)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                              61,945              496,462               9,908              36,012
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                          8,129,264          (13,525,240)          2,756,971          (3,718,886)
Net assets applicable to Common shares at the
   beginning of period                                     223,965,251          237,490,491          53,503,650          57,222,536
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                          $232,094,515         $223,965,251         $56,260,621         $53,503,650
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at  the end of period                           $  2,453,885         $  2,699,782         $  (177,455)        $  (185,493)
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Florida Investment Quality Municipal Fund (NQF), Nuveen Florida Quality Income Municipal Fund (NUF), Nuveen Insured Florida Premium Income Municipal Fund (NFL) and Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF). Common shares of Florida Investment Quality (NQF), Florida Quality Income (NUF) and Insured Florida Premium Income
(NFL) are traded on the New York Stock Exchange while Common shares of Insured Florida Tax-Free Advantage (NWF) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of Florida.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Trustees. If the pricing service is unable to supply a price for a derivative investment each Fund may use a market quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At December 31, 2004, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. The investment policies of Insured Florida Tax-Free Advantage (NWF) permit the Fund to invest in a limited amount of out-of-state securities. Although the Fund may pursue this strategy from time to time, this strategy will not impact the tax-exempt status of the Fund's shares or of its distributions to its shareholders. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                              INVESTMENT       QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Number of shares:
   Series M                            --        1,700           --           --
   Series T                         3,080           --           --           --
   Series W                            --           --        1,640        1,160
   Series TH                           --        1,700        2,800           --
   Series F                         2,200        1,280           --           --
--------------------------------------------------------------------------------
Total                               5,280        4,680        4,440        1,160
================================================================================

Forward Swap Transactions

The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The amount of the payment obligation is based on the notional amount of the forward swap contract. The Funds may close out a contract prior to the effective date at which point a realized gain or loss would be recognized. When a forward swap is terminated, it does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Insurance

Insured Florida Premium Income (NFL) invests in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Florida Tax-Free Advantage (NWF) invests at least 80% of its net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Bank Borrowings

The Funds' have an unsecured bank line of credit under which outstanding balances bear interest at a variable rate equal to the Federal Funds Rate plus ..45% per annum. As of December 31, 2004, the Funds were paying interest at 2.7625% per year on their respective outstanding borrowings. No compensating balances are required.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                               FLORIDA                  FLORIDA
                                                       INVESTMENT QUALITY (NQF)    QUALITY INCOME (NUF)
                                                       ------------------------  ------------------------
                                                        SIX MONTHS               SIX MONTHS
                                                             ENDED  YEAR ENDED        ENDED    YEAR ENDED
                                                          12/31/04     6/30/04     12/31/04       6/30/04
---------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
     due to reinvestment
     of distributions                                       18,713      51,656         6,682       44,713
=========================================================================================================
                                                            INSURED FLORIDA          INSURED FLORIDA
                                                          PREMIUM INCOME (NFL)   TAX-FREE ADVANTAGE (NWF)
                                                        ----------------------   ------------------------
                                                        SIX MONTHS               SIX MONTHS
                                                             ENDED  YEAR ENDED        ENDED    YEAR ENDED
                                                          12/31/04     6/30/04     12/31/04       6/30/04
---------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
     due to reinvestment
     of distributions                                        3,680      29,319           670        2,781
=========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended December 31, 2004, were as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Purchases                     $43,278,672  $62,577,623  $20,072,579   $1,073,460
Sales and maturities           48,067,050   58,826,525   21,186,333      240,000
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At December 31, 2004, the cost of investments was as follows:

                                                           INSURED       INSURED
                               FLORIDA      FLORIDA        FLORIDA       FLORIDA
                            INVESTMENT      QUALITY        PREMIUM      TAX-FREE
                               QUALITY       INCOME         INCOME     ADVANTAGE
                                 (NQF)        (NUF)          (NFL)         (NWF)
--------------------------------------------------------------------------------
Cost of investments       $357,800,249  $319,661,218  $313,925,355   $81,538,449
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004, were as follows:

                                                           INSURED      INSURED
                             FLORIDA        FLORIDA        FLORIDA      FLORIDA
                          INVESTMENT        QUALITY        PREMIUM     TAX-FREE
                             QUALITY         INCOME         INCOME    ADVANTAGE
                               (NQF)          (NUF)          (NFL)        (NWF)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation          $25,492,162    $15,487,662    $24,977,516   $3,167,073
   Depreciation             (372,245)       (59,538)      (148,217)     (77,420)
--------------------------------------------------------------------------------
Net unrealized
   appreciation
   of investments        $25,119,917    $15,428,124    $24,829,299   $3,089,653
================================================================================

The tax components of undistributed net investment income and net realized gains at June 30, 2004, the Funds' last fiscal year end, were as follows:

                                                                                     INSURED      INSURED
                                                           FLORIDA     FLORIDA       FLORIDA      FLORIDA
                                                        INVESTMENT       QUALITY     PREMIUM     TAX-FREE
                                                           QUALITY       INCOME       INCOME    ADVANTAGE
                                                             (NQF)        (NUF)        (NFL)        (NWF)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                   $4,152,700   $3,661,789   $3,661,547      $97,307
Undistributed net ordinary income **                        31,488        3,752       22,105           --
Undistributed net long-term capital gains                       --           --    1,419,016           --
=========================================================================================================

* Undistributed net tax exempt income (on a tax basis) has not been reduced for the dividend declared on June 1, 2004, paid on July 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended June 30, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                                     INSURED      INSURED
                                                           FLORIDA      FLORIDA      FLORIDA      FLORIDA
                                                        INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                                           QUALITY       INCOME       INCOME    ADVANTAGE
                                                             (NQF)        (NUF)        (NFL)        (NWF)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $17,592,549  $14,970,905  $14,475,786   $3,554,044
Distributions from net ordinary income **                  212,385      266,129      328,384           --
Distributions from net long-term capital gains           3,289,856    1,903,287    1,248,969           --
=========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At June 30, 2004, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                         INSURED
                                               FLORIDA     FLORIDA       FLORIDA
                                           INVESTMENT       QUALITY     TAX-FREE
                                               QUALITY       INCOME    ADVANTAGE
                                                 (NQF)        (NUF)        (NWF)
--------------------------------------------------------------------------------
Expiration year:
   2012                                       $150,118      $13,592     $837,725
================================================================================

The following Funds elected to defer net realized losses from investments incurred from November 1, 2003 through June 30, 2004 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen on the first day of the current fiscal year:

                                                                         INSURED
                                                            FLORIDA      FLORIDA
                                                         INVESTMENT     TAX-FREE
                                                            QUALITY    ADVANTAGE
                                                              (NQF)        (NWF)
--------------------------------------------------------------------------------
                                                         $2,650,488      $12,492
================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen") and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .009% as of January 31, 2005.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                FLORIDA INVESTMENT QUALITY (NQF)
AVERAGE DAILY NET ASSETS                            FLORIDA QUALITY INCOME (NUF)
(INCLUDING NET ASSETS                       INSURED FLORIDA PREMIUM INCOME (NFL)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS                   INSURED FLORIDA TAX-FREE ADVANTAGE (NWF)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================


Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                FLORIDA INVESTMENT QUALITY (NQF)
AVERAGE DAILY NET ASSETS                            FLORIDA QUALITY INCOME (NUF)
(INCLUDING NET ASSETS                       INSURED FLORIDA PREMIUM INCOME (NFL)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS                   INSURED FLORIDA TAX-FREE ADVANTAGE (NWF)
ATTRIBUTABLE TO PREFERRED SHARES)                           MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enable Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first eight years of Insured Florida Tax-Free Advantage's (NWF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
NOVEMBER 30,                                   NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%                     2007                    .32%
2003                       .32                      2008                    .24
2004                       .32                      2009                    .16
2005                       .32                      2010                    .08
2006                       .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Florida Tax-Free Advantage (NWF) for any portion of its fees and expenses beyond November 30, 2010.

6. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on February 1, 2005, to shareholders of record on January 15, 2005, as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Dividend per share                 $.0815       $.0800       $.0800       $.0665
================================================================================

Adviser Merger

Effective January 1, 2005, the Adviser and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), also a wholly owned subsidiary of Nuveen. As a result of the merger, NAM is now the Adviser to all funds previously advised by either NIAC or the Adviser.

Announcement Regarding Parent Company of Adviser

After the close of trading on the New York Stock Exchange on January 31, 2005, The St. Paul Travelers Companies, Inc. announced that it intended to explore strategic alternatives to divest its equity stake in Nuveen.

                         Financial
                          Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                        Investment Operations                               Less Distributions
                                ------------------------------------------------------------------- --------------------------------
                                                             Distributions  Distributions
                                                                  from Net           from                   Net
                    Beginning                          Net      Investment        Capital            Investment    Capital
                       Common                    Realized/       Income to       Gains to             Income to   Gains to
                        Share          Net      Unrealized       Preferred      Preferred                Common     Common
                    Net Asset   Investment      Investment          Share-         Share-                Share-     Share-
                        Value       Income      Gain (Loss)        holders+       holders+    Total     holders    holders    Total
====================================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(b)                $14.81        $ .49           $ .68           $(.04)          $ --     $1.13      $ (.50)      $ --   $ (.50)
2004                    15.87         1.06            (.84)           (.06)          (.01)      .15       (1.01)      (.20)   (1.21)
2003                    15.19         1.10             .76            (.07)          (.01)     1.78        (.97)      (.13)   (1.10)
2002                    14.76         1.13             .41            (.11)          (.02)     1.41        (.92)      (.06)    (.98)
2001                    14.24         1.19             .52            (.30)            --      1.41        (.89)        --     (.89)
2000                    15.03         1.21           (.71)            (.29)          (.01)      .20        (.94)      (.03)    (.97)

FLORIDA QUALITY
INCOME (NUF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(b)                 14.81          .48             .77            (.04)            --      1.21        (.50)        --     (.50)
2004                    15.75         1.04            (.78)           (.05)          (.01)      .20       (1.00)      (.14)   (1.14)
2003                    15.23         1.08             .71            (.07)          (.02)     1.70       (1.00)      (.18)   (1.18)
2002                    15.02         1.18             .14            (.12)          (.01)     1.19        (.94)      (.04)    (.98)
2001                    14.57         1.20             .43            (.30)            --      1.33        (.88)        --     (.88)
2000                    15.37         1.19            (.77)           (.29)            --       .13        (.91)        --     (.91)

INSURED FLORIDA
PREMIUM INCOME (NFL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(b)                 15.59          .50             .70            (.04)          (.01)     1.15        (.48)      (.11)    (.59)
2004                    16.57         1.02            (.88)           (.05)          (.01)      .08        (.96)      (.10)   (1.06)
2003                    15.66         1.04             .89            (.08)            --      1.85        (.93)      (.01)    (.94)
2002                    15.30         1.07             .27            (.12)            --      1.22        (.86)        --     (.86)
2001                    14.25         1.09            1.02            (.28)            --      1.83        (.78)        --     (.78)
2000                    14.86         1.06            (.59)           (.28)            --       .19        (.80)        --     (.80)
INSURED FLORIDA
TAX-FREE
ADVANTAGE (NWF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(b)                 13.78          .46             .70            (.03)            --      1.13        (.42)        --     (.42)
2004                    14.75          .93            (.99)           (.05)            --      (.11)       (.86)        --     (.86)
2003(a)                 14.33          .40             .70            (.03)            --      1.07        (.43)        --     (.43)
====================================================================================================================================
                                                                      Total Returns
                                                                  --------------------
                                                                               Based
                             Offering                                             on
                            Costs and       Ending                            Common
                            Preferred       Common                 Based       Share
                                Share        Share       Ending       on         Net
                         Underwriting    Net Asset       Market   Market       Asset
                            Discounts        Value        Value    Value**     Value**
======================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2005(b)                         $  --       $15.44     $15.2100    12.02%      7.73%
2004                               --        14.81      14.0300    (9.61)        .95
2003                               --        15.87      16.7500    13.28       12.02
2002                               --        15.19      15.8300    13.27        9.77
2001                               --        14.76      14.8900    12.03       10.11
2000                             (.02)       14.24      14.1250    (5.54)       1.39

FLORIDA QUALITY
INCOME (NUF)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2005(b)                            --        15.52      15.5500    16.06        8.22
2004                               --        14.81      13.8400   (10.29)       1.29
2003                               --        15.75      16.6000    11.56       11.45
2002                               --        15.23      15.9900    13.80        8.15
2001                               --        15.02      14.9700    12.58        9.37
2000                             (.02)       14.57      14.1250    (4.28)        .87

INSURED FLORIDA
PREMIUM INCOME (NFL)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2005(b)                            --        16.15      16.0700    17.12        7.45
2004                               --        15.59      14.2400   (11.70)        .46
2003                               --        16.57      17.2200    16.05       12.10
2002                               --        15.66      15.7100    14.29        8.13
2001                               --        15.30      14.5400    18.32       13.09
2000                               --        14.25      13.0000    (5.17)       1.47

INSURED FLORIDA
TAX-FREE
ADVANTAGE (NWF)
--------------------------------------------------------------------------------------
Year Ended 6/30:
2005(b)                            --        14.49      13.5400     7.76        8.27
2004                               --        13.78      12.9400   (13.56)       (.79)
2003(a)                          (.22)       14.75      15.8700     8.82        6.08
======================================================================================
                                                              Ratios/Supplemental Data
                          --------------------------------------------------------------------------------------------------
                                            Before Credit/Reimbursement         After Credit/Reimbursement***
                                           ------------------------------     --------------------------------
                                                           Ratio of Net                         Ratio of Net
                                             Ratio of        Investment         Ratio of          Investment
                               Ending        Expenses         Income to         Expenses           Income to
                                  Net      to Average           Average       to Average             Average
                               Assets      Net Assets        Net Assets       Net Assets          Net Assets
                           Applicable      Applicable        Applicable       Applicable          Applicable      Portfolio
                            to Common       to Common         to Common        to Common           to Common       Turnover
                          Shares (000)         Shares++          Shares++         Shares++            Shares++         Rate
============================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(b)                      $255,825            1.25%*            6.33%*           1.24%*              6.34%*           11%
2004                          245,045            1.25              6.92             1.25                6.92             23
2003                          261,856            1.20              7.00             1.19                7.01             16
2002                          249,833            1.26              7.53             1.23                7.56             34
2001                          242,223            1.33              8.10             1.29                8.14             28
2000                          233,290            1.26              8.45             1.24                8.48             16

FLORIDA QUALITY
INCOME (NUF)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(b)                       221,856            1.25*             6.13*            1.24*               6.14*            18
2004                          211,659            1.25              6.83             1.25                6.83             38
2003                          224,311            1.24              6.92             1.23                6.94             28
2002                          216,044            1.28              7.81             1.26                7.83             30
2001                          212,618            1.33              8.00             1.25                8.08             20
2000                          206,212            1.26              8.08             1.23                8.10             20

INSURED FLORIDA
PREMIUM INCOME (NFL)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(b)                       232,095            1.16*             6.17*            1.15*               6.17*             6
2004                          223,965            1.16              6.36             1.15                6.36             38
2003                          237,490            1.18              6.41             1.16                6.42             14
2002                          223,961            1.21              6.89             1.21                6.89              8
2001                          218,642            1.27              7.22             1.26                7.23             20
2000                          203,591            1.30              7.53             1.29                7.54             22

INSURED FLORIDA
TAX-FREE
ADVANTAGE (NWF)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2005(b)                        56,261            1.24*             5.82*             .74*               6.32*             0
2004                           53,504            1.25              6.04              .74                6.56            130
2003(a)                        57,223            1.15*             4.18*             .67*               4.66*            46
============================================================================================================================
                             Preferred Shares at End of Period
                        ------------------------------------------
                                         Aggregate     Liquidation
                             Amount     and Market           Asset
                        Outstanding          Value        Coverage
                               (000)     Per Share       Per Share
==================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
------------------------------------------------------------------
Year Ended 6/30:
2005(b)                    $132,000        $25,000         $73,452
2004                        132,000         25,000          71,410
2003                        132,000         25,000          74,594
2002                        132,000         25,000          72,317
2001                        132,000         25,000          70,876
2000                        132,000         25,000          69,184

FLORIDA QUALITY
INCOME (NUF)
------------------------------------------------------------------
Year Ended 6/30:
2005(b)                     117,000         25,000          72,405
2004                        117,000         25,000          70,226
2003                        117,000         25,000          72,930
2002                        117,000         25,000          71,163
2001                        117,000         25,000          70,431
2000                        117,000         25,000          69,062

INSURED FLORIDA
PREMIUM INCOME (NFL)
------------------------------------------------------------------
Year Ended 6/30:
2005(b)                     111,000         25,000          77,274
2004                        111,000         25,000          75,443
2003                        111,000         25,000          78,489
2002                        111,000         25,000          75,442
2001                        111,000         25,000          74,244
2000                        111,000         25,000          70,854

INSURED FLORIDA
TAX-FREE
ADVANTAGE (NWF)
------------------------------------------------------------------
Year Ended 6/30:
2005(b)                      29,000          25,000         73,501
2004                         29,000          25,000         71,124
2003(a)                      29,000          25,000         74,330
==================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a) For the period November 21, 2002 (commencement of operations) through June 30, 2003.
(b)  For the six months ended December 31, 2004.

                                 See accompanying notes to financial statements.

                                  44-45 SPREAD

Reinvest Automatically
       EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION



Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the sensitivity of a bond or bond Fund's value to changes when interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                        o Share prices
           Learn more                   o Fund details
about Nuveen Funds at                   o Daily financial news
   WWW.NUVEEN.COM/ETF                   o Investor education
                                        o Interactive planning tools



Logo: NUVEEN Investments

                                                                     ESA-A-1204D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Florida Quality Income Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: March 9, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: March 9, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: March 9, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.